As filed with the Securities and Exchange Commission on March 19, 2003
                       1933 Act Registration No. 2-85229
                       1940 Act Registration No. 811-3802

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
         Pre-Effective Amendment No.    [  ]      [ ]
         Post-Effective Amendment No.   [39]      [X]
                  and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

         Amendment No.                  [40]      [X]

                               (Check appropriate box or boxes)


                          NEUBERGER BERMAN INCOME FUNDS
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                                605 Third Avenue
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (212) 476-8800

                           Peter E. Sundman, President
                          Neuberger Berman Income Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800
                   (Names and Addresses of agents for service)



Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

__ immediately upon filing pursuant to paragraph (b)
__ on ____________________ pursuant to paragraph (b)
__ 60 days after filing pursuant to paragraph (a)(1)
__ on ____________________ pursuant to paragraph (a)(1)
X  75 days after filing pursuant to paragraph (a)(2)
__ on ____________________ pursuant to paragraph (a)(2)

                          NEUBERGER BERMAN INCOME FUNDS

            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 39 ON FORM N-1A

     This  Post-Effective   Amendment  consists  of  the  following  papers  and
documents.


Cover Sheet

Contents of Post-Effective Amendment No. 39 on Form N-1A

Cross Reference Sheet

     Neuberger Berman Income Funds

     Part A - Strategic Income Fund Institutional Class Prospectus

     Part B -  Statement of Additional Information

     Part C -  Other Information

Signature Pages

NEUBERGER BERMAN LOGO


NEUBERGER BERMAN


INCOME FUNDS





INSTITUTIONAL CLASS SHARES


STRATEGIC INCOME FUND


PROSPECTUS, DATED ___________, 2003





These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS


        NEUBERGER BERMAN
        INCOME FUNDS
         Strategic Income Fund ..............

        YOUR INVESTMENT
         Maintaining Your Account................
         Share Prices.........................
         Distributions and Taxes .................
         Fund Structure........................

        THIS FUND:


         o is designed for investors seeking current income without undue risk to principal

         o carries certain risks, including the risk that you could lose money if fund shares are worth less, when you sell them, than what you originally paid. This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover)

         o is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency





THE "NEUBERGER BERMAN" NAME AND LOGO ARE SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT INC." AND THE INDIVIDUAL FUND NAME IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICEMARKS OF NEUBERGER BERMAN MANAGEMENT INC.(C)2003 NEUBERGER BERMAN MANAGEMENT INC. ALL RIGHTS RESERVED.

Neuberger Berman
STRATEGIC INCOME
FUND                                               TICKER SYMBOL:
-----------------------------------------------------------------
        [ICON]
        GOAL & STRATEGY

        THE FUND SEEKS TO MAXIMIZE INCOME WITHOUT UNDUE RISK TO PRINCIPAL.

         To pursue this goal, the fund normally maintains broad exposure to core, investment-grade fixed income instruments and makes tactical allocations to certain income-oriented sectors as their risk-adjusted, relative values become attractive to the adviser's Asset Allocation Committee. Through diversification to several market sectors, the fund attempts to reduce the negative volatility associated with, and the impact of, price declines in any one single sector. The fund expects to benefit as well from opportunistic, tactical asset allocation as values shift among various income-producing sectors. The fund normally invests primarily in a diversified portfolio of fixed income instruments of varying sectors, credit quality and maturities and dividend-paying equities. The fixed income instruments may include domestic and foreign debt securities of government and corporate issuers.

         In managing the portfolio, the Asset Allocation Committee allocates assets among the market sectors based on an analysis of relative historic and projected sector spreads - I.E., the differences in yield among the different sectors, adjusted to reflect the Asset Allocation Committee's conclusions about their relative levels of risk. This analysis is dependent upon a review of a variety of economic factors, such as projected interest rate movements, industry cycles, volatility forecasts and secular and political trends. Within each sector, the adviser looks for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry allocation. In selecting securities, relative yields and perceived risk/reward ratios are the primary considerations.

         The fund normally invests at least 50% of its total assets in investment grade debt securities. The fund may invest up to 25% of its total assets in securities that are below investment grade ("high yield bonds"), provided that, at the time of purchase, they are rated at least B by Moody's Investors Service Inc. ("Moody's") or Standard & Poor's ("S&P")or, if unrated by either of these, deemed by the adviser to be of comparable quality. Fixed income securities in which the fund may invest include U.S. Treasury and agency obligations, obligations of foreign governments, corporate bonds, mortgage bonds, mortgage- and asset-backed securities, convertible securities and corporate loans. The fund may also invest up to 25% of its total assets in dividend-paying equity securities, including those issued by real estate investment trusts ("REITs").

         Although the fund can invest in securities of any maturity, the average duration of the fixed income portion of the fund's portfolio will normally be up to five years.

         The fund may invest up to 20% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in US dollar-denominated securities of foreign issuers. Foreign securities in which the fund invests may include emerging market securities. Although there is no assurance that any particular currency risk will be hedged at a particular time, the fund currently intends to hedge a significant portion of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

         The fund may use derivative instruments such as options, futures contracts or swap agreements, primarily for hedging purposes.

         In selecting securities, the adviser analyzes a security's structural features and current pricing, its issuer's potential for success, and the credit, currency, economic, and political risks of the security and its issuer. The fund may sell securities if the adviser finds an opportunity it believes is more compelling or if the adviser's outlook on the investment or the market changes.

         The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

         ->  DURATION

         DURATION IS A MEASURE OF AN INVESTMENT'S SENSITIVITY TO CHANGES IN INTEREST RATES. TYPICALLY, WITH A 1% CHANGE IN INTEREST RATES, AN INVESTMENT'S VALUE MAY BE EXPECTED TO MOVE IN THE OPPOSITE DIRECTION APPROXIMATELY 1% FOR EACH YEAR OF ITS DURATION.

         ->  DEBT SECURITIES

         DEBT SECURITIES DIFFER IN THEIR INTEREST RATES AND DURATION, AMONG OTHER FACTORS. THE ADVISER'S EXPECTATIONS AS TO FUTURE CHANGES IN MARKET INTEREST RATES WILL INFLUENCE ITS CHOICE OF THE APPROPRIATE DURATIONS OF THE DEBT SECURITIES COMPRISING THE FUND'S PORTFOLIO. FOR EXAMPLE, IF THE ADVISER EXPECTS INTEREST RATES TO RISE, IT MAY INVEST MORE HEAVILY IN BONDS WITH SHORTER DURATIONS, WITH THE INTENTION OF BENEFITING THE FUND FROM PURCHASES OF LONGER-TERM BONDS AFTER RATES HAVE RISEN. CONVERSELY, IF THE ADVISER EXPECTS INTEREST RATES TO FALL, IT MAY INVEST MORE HEAVILY IN BONDS WITH LONGER DURATIONS, WITH THE INTENTION OF TAKING ADVANTAGE OF THE HIGH RATES THEN AVAILABLE.

         ->  BOND RATINGS

         MOST LARGE ISSUERS OBTAIN RATINGS FOR THEIR BONDS FROM ONE OR MORE INDEPENDENT RATING AGENCIES, ALTHOUGH MANY BONDS OF ALL QUALITY LEVELS REMAIN UNRATED. THE FUND CONSIDERS INVESTMENT GRADE BONDS TO BE THOSE RATED IN THE TOP FOUR CATEGORIES OF CREDIT QUALITY BY AT LEAST ONE RATING AGENCY, AND UNRATED BONDS DEEMED BY THE ADVISER TO BE OF COMPARABLE QUALITY.

         ->  HIGH YIELD BONDS

         "HIGH YIELD BONDS" ARE FIXED INCOME SECURITIES THAT ARE BELOW INVESTMENT GRADE. THEY TYPICALLY OFFER INVESTORS A HIGHER YIELD THAN OTHER FIXED INCOME SECURITIES. THE HIGHER YIELDS ARE USUALLY JUSTIFIED BY THE WEAKER CREDIT PROFILE OF HIGH YIELD ISSUERS AS COMPARED TO INVESTMENT-GRADE ISSUERS. HIGH YIELD BONDS INCLUDE DEBT OBLIGATIONS OF ALL TYPES ISSUED BY U.S. AND NON-U.S. CORPORATE AND GOVERNMENTAL ISSUERS, INCLUDING BONDS, DEBENTURES AND NOTES; THE CATEGORY IS ALSO GENERALLY CONSIDERED TO INCLUDE THE PREFERRED STOCKS OF MANY ISSUERS THAT HAVE PRIORITY OVER ANY OTHER CLASS OF STOCK OF THE ISSUER AS TO THE DISTRIBUTION OF ASSETS OR THE PAYMENT OF DIVIDENDS. A HIGH YIELD BOND ITSELF MAY BE CONVERTIBLE INTO OR EXCHANGEABLE FOR EQUITY SECURITIES, OR IT MAY CARRY WITH IT THE RIGHT TO ACQUIRE EQUITY SECURITIES EVIDENCED BY WARRANTS ATTACHED TO THE BOND OR ACQUIRED AS PART OF A UNIT WITH THE BOND.

         ->  REAL ESTATE INVESTMENT TRUSTS

         A REIT IS A POOLED INVESTMENT VEHICLE THAT INVESTS PRIMARILY IN INCOME-PRODUCING REAL ESTATE OR REAL ESTATE-RELATED LOANS OR INTERESTS. REITS ARE NOT TAXED ON INCOME DISTRIBUTED TO SHAREHOLDERS, PROVIDED THEY COMPLY WITH CERTAIN REQUIREMENTS OF THE INTERNAL REVENUE CODE.

         REITS ARE GENERALLY CLASSIFIED AS EQUITY REITS, MORTGAGE REITS AND HYBRID REITS. EQUITY REITS INVEST THE MAJORITY OF THEIR ASSETS DIRECTLY IN REAL PROPERTY, DERIVE THEIR INCOME PRIMARILY FROM RENTS AND CAN ALSO REALIZE CAPITAL GAINS BY SELLING PROPERTIES THAT HAVE APPRECIATED IN VALUE. MORTGAGE REITS INVEST THE MAJORITY OF THEIR ASSETS IN REAL ESTATE MORTGAGES AND DERIVE THEIR INCOME PRIMARILY FROM INTEREST PAYMENTS. HYBRID REITS COMBINE THE CHARACTERISTICS OF EQUITY AND MORTGAGE REITS.

         MAIN RISKS

         Most of the fund's performance depends on what happens in the bond markets. The markets' behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

         INTEREST RATE RISK. The fund's yield and total return will change with interest rate movements. When interest rates rise, the fund's share price will typically fall. The fund's sensitivity to this risk will increase with any increase in the fund's duration.

         Performance could also be affected if unexpected interest rate trends cause the fund's mortgage- or asset-backed securities to be paid off substantially earlier or later than expected. In particular, increased market rates result in fewer mortgage refinancings, which effectively increase the duration of mortgage-backed securities, heightening their sensitivity to the increase in interest rates. When market rates decline, the market value of mortgage-backed securities increases. However, because refinancings increase, the principal of these securities is likely to be paid off early, with the result that the fund must reinvest its assets at the current (lower) rates.

         CREDIT RISK. The fund is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due. A downgrade or default affecting any of the fund's securities would affect the fund's performance. The fund's share price will fluctuate in response to:

              o changes in the actual and perceived creditworthiness of the issuers of the fund's investments;

              o    social, economic or political factors;

              o factors affecting the industry in which a particular issuer operates, such as competition or technological advances; and

              o factors affecting an issuer directly, such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead.

         While the fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the fund itself and do not guarantee the market price of the security. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the Treasury, while others are backed only by the credit of the issuing agency or instrumentality. These securities carry at least some risk of non-payment.

         Convertible securities are exchangeable for common stock and may therefore be more likely to fluctuate in price.

         CALL RISK. Some debt securities allow the issuer to call them for early repayment. Issuers of such securities will often call them when interest rates are low. To the extent this occurs, the fund may not benefit fully from the increase in market value that other debt securities experience when rates decline. In addition, the fund likely would have to reinvest the proceeds of the payoff at current yields, which are lower than those paid by the callable security that was paid off.

         HIGH YIELD BONDS. High yield bonds involve a greater risk than investment-grade bonds, including greater price volatility and a greater risk that the issuer of such bonds will default in the timely payment of principal and interest. Lower-rated bonds can be less liquid and therefore may carry higher transaction costs, which could affect the fund's performance.

         To the extent the fund invests in lower-rated bonds, the fund is subject to their risks, including the risk that its holdings may:

              o fluctuate more widely in price and yield than investment-grade bonds

              o fall in price during times when the economy is weak or is expected to become weak

              o    be difficult to sell at the time and price the fund desires

              o    require a greater degree of judgment to establish a price

              o    go into default.

         The value of the fund's high yield bonds will fluctuate in response to changes in market interest rates, although the link between interest rates and bond prices tends to be weaker with lower-rated bonds than with investment-grade bonds.

         REITS. The fund's performance will also be affected by the performance of its equity investments, including REITs. The stock market's behavior is unpredictable, particularly in the short term. To the extent the fund invests in REITs, its performance will also be affected by the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Some of the REIT securities in which the fund invests may be preferred stock which receives preference in the payment of dividends. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.

         REIT and other real estate company share prices overall will typically decline over periods when interest rates are rising. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain. In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under federal tax laws.

         REITs tend to be small- to mid-cap companies in relation to the equity markets as a whole. REIT shares, therefore, can be more volatile than, and perform differently from, large-cap company stocks. Smaller real estate companies often have narrower markets and more limited managerial and financial resources than larger companies. There may also be less trading in a small- or mid-cap company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger-cap company stocks.

         FOREIGN SECURITIES. Foreign securities could add to the ups and downs in the fund's share price. Foreign securities are riskier than comparable U.S. securities. This is in part because foreign markets are less developed and foreign governments, economies, laws, tax codes and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete or inaccurate. As a result, foreign securities can fluctuate more widely in price than comparable U.S. securities, and they may also be less liquid. These risks are generally greater in emerging markets. The fund could underperform if the adviser invests in countries or regions whose economic performance falls short.

         To the extent the fund invests in securities denominated in foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses. While the fund may endeavor to hedge against currency risk, the hedging instruments may not always perform as the adviser expected, and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries.

         ILLIQUID SECURITIES. The fund can invest up to 15% of its net assets in illiquid securities. These securities may be more difficult to dispose of at the price at which the fund is carrying them. Judgment also plays a greater role in pricing these securities than it does for securities having more active markets.

         GENERAL. Over time, the fund may produce lower returns than stock investments. Due to the fund's limited duration and the need to sometimes change allocation among sectors, the fund may have a high portfolio turnover rate. The fund may engage in active and frequent trading, which may result in increased transaction costs and realized capital gains.

         OTHER RISKS

         THE FUND MAY USE CERTAIN PRACTICES AND SECURITIES INVOLVING ADDITIONAL RISKS.

         BORROWING, SECURITIES LENDING AND DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. THE USE OF CERTAIN DERIVATIVES TO HEDGE INTEREST RATE RISK OR PRODUCE INCOME COULD AFFECT FUND PERFORMANCE IF THE DERIVATIVES DO NOT PERFORM AS EXPECTED.

         WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH QUALITY, SHORT-TERM DEBT INSTRUMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

         PERFORMANCE

         When this prospectus was prepared, the fund had not yet commenced operations. Accordingly, performance charts are not included.

         INVESTOR EXPENSES

         The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

            Fee Table

     -----------------------------------------------------------------------
     Shareholder fees                                                 NONE
     -----------------------------------------------------------------------
     Annual operating expenses (% of average net assets)*
     -----------------------------------------------------------------------
     These are deducted from fund assets, so you pay them indirectly.
     -----------------------------------------------------------------------
                             Management fees                          0.75%
     -----------------------------------------------------------------------
     Plus:                   Distribution (12b-1) fees                NONE
     -----------------------------------------------------------------------
                             Other expenses**                         0.52%
     -----------------------------------------------------------------------
     Equals:                 Total annual operating expenses          1.27%
     -----------------------------------------------------------------------
     Minus:                  Expense reimbursement                    0.42%
     -----------------------------------------------------------------------
     Equals:                 Net expenses                             0.85%
     -----------------------------------------------------------------------

         * NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH DECEMBER 31, 2013, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 0.85% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED TO REPAY NBMI FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED 0.85% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE. **OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR AND ESTIMATED NET ASSETS OF $50 MILLION.

         EXPENSE EXAMPLE

         The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                --------------------------------------------------
                                        1 Year         3 Years
                --------------------------------------------------
                Expenses                  $87            $271
                --------------------------------------------------

         MANAGEMENT

         Neuberger Berman Management Inc. is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the firms and their affiliates manage $56.1 billion in total assets (as of 12/31/2002) and continue an asset management history that began in 1939. For investment management services the fund will pay to Neuberger Berman Management Inc. a fee at the annual rate of 0.60% of average net assets.

         The fund is managed by a team of investment professionals.

         FINANCIAL HIGHLIGHTS

         When this prospectus was prepared, the fund was new and had no financial highlights to report.

YOUR INVESTMENT

(0)  ELIGIBLE ACCOUNTS

The Institutional Class shares described in this prospectus are available to you for investment through retirement and other benefit plans and accounts managed by Neuberger Berman Trust Company, N.A., Neuberger Berman, LLC, and other investment providers having agreements with Neuberger Berman Management Inc. To buy or sell Institutional Class shares of the fund, contact your investment provider.

The fees and policies outlined in this prospectus are set by the fund and by Neuberger Berman Management Inc. However, most of the information you'll need for managing your investment will come from your investment provider. This includes information on how to buy and sell Institutional Class shares, investor services, and additional policies.

The minimum aggregate size for each INVESTMENT PROVIDER'S account with the fund is $250,000. This minimum does not apply to your individual account; however, your investment provider may establish a minimum size for individual accounts. Neuberger Berman Management Inc. can waive the $250,000 minimum for investment providers in appropriate cases.

(0)  MAINTAINING YOUR ACCOUNT

The fund does not impose any sales charge or commission for investment in Institutional Class shares. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The fund does not issue certificates for shares.

In exchange for the services it offers, your investment provider charges fees, which are generally in addition to those described in this prospectus.

Many institutions allow you to take advantage of the Neuberger Berman fund exchange program, which is designed for moving money from one Neuberger Berman fund to another through an exchange of shares. However, this privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders. Remember that an exchange of shares is treated for tax purposes as a sale of one fund and a purchase of the other.

Under certain circumstances, the fund reserves the right to:

o     suspend the offering of shares

o     reject any exchange or investment order

o     change, suspend, or revoke the exchange privilege

o satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

o suspend or postpone your right to sell fund shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within three business days. Proceeds may be delayed beyond this time in unusual circumstances where the law allows additional time if needed.

(0)  SHARE PRICES

Because Institutional Class shares of the fund do not have a sales charge, the price you or your account pays for each share of the fund is the net asset value per share. Similarly, because the fund does not charge any fee for selling shares, the fund pays the full share price when you or your account sells shares. Remember that your investment provider may charge fees for its investment management services.

The fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days or other days on which the Exchange is closed. Because fixed income securities trade in markets outside the New York Stock Exchange, the fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the fund would post a notice on the Neuberger Berman website, www.nb.com. In general, every buy or sell order you or your account places will go through at the next share price calculated after your order has been accepted.

The fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

->   SHARE PRICE CALCULATIONS

The price of an Institutional Class share of the fund is the total value of the assets attributable to that class minus the liabilities attributable to that class, divided by the total number of shares of that class outstanding. Because the value of the fund's securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the fund uses market prices. For fixed income securities, this is generally based on bid quotations. For equity portfolio securities, it is usually the closing price on the exchange or other market where the security primarily trades.

When the fund believes a reported quotation or market price for a security does not reflect the amount the fund would receive on a current sale of that security, the fund may substitute for the quotation or market price a fair-value estimate made according to methods approved by its trustees. The fund may also use these methods to value certain types of illiquid securities.

The fund may also use these methods to value securities that trade in a foreign market, especially if significant events that appear likely to affect the value of those securities occur between the time that foreign market closes and the time the New York Stock Exchange closes.

(0)  DISTRIBUTIONS AND TAXES

DISTRIBUTIONS --The fund pays out to shareholders any net investment income and net realized capital gains. The fund intends to declare and pay income dividends quarterly. Ordinarily, the fund makes any capital gain distributions once a year (in December). Gains from foreign currency transactions, if any, are normally distributed in December.

Consult Neuberger Berman, LLC or your investment provider about whether distributions from the fund to your account will be reinvested in fund shares or paid to your account in cash.

HOW DISTRIBUTIONS ARE TAXED --Fund dividends paid to qualified retirement plan accounts are tax-free. Eventual withdrawals from those accounts generally are subject to tax. Fund dividends paid to non-retirement plan accounts are generally taxable to you, regardless of whether they are paid in cash or reinvested in fund shares.

Distributions generally are taxable to you in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You" below) will help clarify this for you.

Distributions of income and the excess of net short-term capital gains over net long-term capital losses (if any) are generally taxed as ordinary income. Distributions of other capital gains are generally taxed as long-term capital gains. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund or whether you reinvested your distributions.

HOW SHARE TRANSACTIONS ARE TAXED --When you sell (redeem) or exchange fund shares, you generally will realize a taxable gain or loss. When a qualified retirement plan sells fund shares, there are no tax consequences to the plan or its beneficiaries.

->   TAXES AND YOU

For non-retirement accounts, the taxes you actually owe on distributions and transactions can vary with many factors, such as your tax bracket, how long you held your shares, and whether you owe alternative minimum tax.

How can you figure out your tax liability on fund distributions and share transactions? One helpful tool is the tax statement that Neuberger Berman, LLC or your investment provider sends you every January. It details the distributions you received during the past year and shows their tax status. You will also receive a separate statement of your transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

->   BUYING SHARES BEFORE A DISTRIBUTION

The money the fund earns, either as income or as capital gains, is reflected in its share price until the fund makes a distribution thereof. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional fund shares or paid to shareholders in cash.

Because of this, if you buy shares of the fund just before it makes a distribution, you'll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the distribution has been made.

Generally, if you're investing through a tax-advantaged retirement plan account, there are no tax consequences to you from distributions.

(0)  FUND STRUCTURE

The fund uses a "multiple class" structure, although it currently offers only one class. The Neuberger Berman funds offer one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to Institutional Class shares of the fund.

NEUBERGER BERMAN INCOME FUNDS
INSTITUTIONAL CLASS SHARES

No load, sales charges or 12b-1 fees.

If you'd like further details on this fund, you can request a free copy of the following documents:

SHAREHOLDER REPORTS - Published twice a year, the shareholder reports offer information about each fund's recent performance, including:

o a discussion by the portfolio manager(s) about strategies and market conditions
o     fund performance data and financial statements
o     complete portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) - The SAI contains more comprehensive information on this fund, including:

o     various types of securities and practices, and their risks
o     investment limitations and additional policies
o     information about the fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: Neuberger Berman, LLC

->   OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
WEB SITE: www.nb.com
EMAIL: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. They are also available from the EDGAR Database on the SEC 's Web site at www.sec.gov.

You may also view and copy the documents at the SEC 's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

                                              NEUBERGER BERMAN [LOGO]

                                              NEUBERGER BERMAN MANAGEMENT INC.
                                              605 Third Avenue 2nd Floor
                                              New York, NY 10158-0180

                                              SHAREHOLDER SERVICES:
                                              800-877-9700

                                              INSTITUTIONAL SERVICES:
                                              800-366-6264

                                              WWW.NB.COM



A0630 03/03

SEC file number 811-3802

________________________________________________________________________________

                     NEUBERGER BERMAN STRATEGIC INCOME FUND
                   (A series of Neuberger Berman Income Funds)


                       STATEMENT OF ADDITIONAL INFORMATION


                           Institutional Class Shares


                             DATED: _________, 2003
________________________________________________________________________________

              605 Third Avenue, 2nd Floor, New York, NY 10158-0180

                             Toll Free 800-877-9700

         Neuberger Berman Strategic Income Fund ("Fund") is a mutual fund that offers shares pursuant to a Prospectus dated _______________, 2003.

         The Prospectus for the Institutional Class shares provides more information about the Fund that you should know before investing. You can get a free copy of the Prospectus from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the Prospectus carefully before investing.

         This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

         No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

         The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2003 Neuberger Berman Management Inc. All rights reserved.

                                TABLE OF CONTENTS

INVESTMENT INFORMATION.........................................................1

     Investment Policies and Limitations.......................................1

     Cash  Management and Temporary Defensive Positions........................3

     Investment Insight........................................................3

     Additional Investment Information.........................................4

     Risks of Equity Securities...............................................33

CERTAIN RISK CONSIDERATIONS...................................................34

PERFORMANCE INFORMATION.......................................................35

     Yield Calculations.......................................................35

     Total Return Computations................................................36

     Return After Taxes on Distributions......................................36

     Return After Taxes on Distributions and Sale of Fund Shares..............36

     Comparative Information..................................................36

     Other Performance Information............................................38

TRUSTEES AND OFFICERS.........................................................38

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................51

     Investment Manager and Administrator.....................................51

     Management and Administration Fees.......................................52

     Waivers and Reimbursements...............................................53

     Sub-Adviser..............................................................53

     Investment Companies Managed.............................................54

     Codes of Ethics..........................................................56

     Management and Control of NB Management and Neuberger Berman.............57

DISTRIBUTION ARRANGEMENTS.....................................................58

ADDITIONAL PURCHASE INFORMATION...............................................58

     Share Prices and Net Asset Value.........................................58

ADDITIONAL EXCHANGE INFORMATION...............................................59

ADDITIONAL REDEMPTION INFORMATION.............................................62

     Suspension of Redemptions................................................62

     Redemptions in Kind......................................................62

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................63

ADDITIONAL TAX INFORMATION....................................................63

     Taxation of The Fund.....................................................63

     Taxation of The Fund's Shareholders......................................66

PORTFOLIO TRANSACTIONS........................................................67

REPORTS TO SHAREHOLDERS.......................................................69

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS................................69

CUSTODIAN AND TRANSFER AGENT..................................................70

LEGAL COUNSEL.................................................................70

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................70

REGISTRATION STATEMENT........................................................70

FINANCIAL STATEMENTS..........................................................70

APPENDIX A  RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER..................A-1

                             INVESTMENT INFORMATION

         The Fund is a separate operating series of Neuberger Berman Income Funds ("Trust"), a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.

         The following information supplements the discussion in the Fund's Prospectus of the investment objective, policies, and limitations of the Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund may not be changed without the approval of the lesser of:

         (1) 67% of the total units of beneficial interest ("shares") of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented or

         (2) a majority of the outstanding shares of the Fund.

         These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote."

Investment Policies and Limitations
-----------------------------------

         With respect to the limitation on borrowings, the Fund may pledge assets in connection with permitted borrowings.

         Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Fund. If events subsequent to a transaction result in the Fund exceeding the percentage limitation on borrowing or illiquid securities, NB Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

         The Fund's fundamental investment policies and limitations are as follows:

         1. BORROWING. The Fund may not borrow money, except that it may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

         2. COMMODITIES. The Fund may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities other than foreign currency), foreign currency, forward contracts, swaps, caps, collars, floors and other financial instruments or from investing in securities of any kind.

         3. DIVERSIFICATION. The Fund may not with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government and Agency Securities"), or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

         4. INDUSTRY CONCENTRATION. The Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that the Fund will invest up to 25% of its total assets in the real estate industry. This limitation does not apply to purchases of U.S. Government and Agency Securities.

         5. LENDING. The Fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities, loans, loan participations or other forms of direct debt instruments, or (ii) by engaging in repurchase agreements.

         6. REAL ESTATE. The Fund may not purchase real estate unless acquired as a result of the ownership of securities or instruments, except that the Fund may (i) invest in securities of issuers that mortgage, invest or deal in real estate or interests therein, (ii) invest in securities that are secured by real estate or interests therein, (iii) purchase and sell mortgage-related securities, (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities, and (v) invest in real estate investment trusts of any kind.

         7. SENIOR SECURITIES. The Fund may not issue senior securities, except as permitted under the 1940 Act.

         8. UNDERWRITING. The Fund may not engage in the business of underwriting securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

         Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

         The Fund's non-fundamental investment policies and limitations are as follows:

         1. ILLIQUID SECURITIES. The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

         2. BORROWING. The Fund may not purchase securities if outstanding borrowings of money, including any reverse repurchase agreements, exceed 5% of its total assets.

         3. LENDING. Except for the purchase of debt securities, loans, loan participations or other forms of direct debt instruments and engaging in repurchase agreements, the Fund may not make any loans other than securities loans.

         4. MARGIN TRANSACTIONS. The Fund may not purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation

Cash  Management and Temporary Defensive Positions
--------------------------------------------------

         For temporary defensive purposes, the Fund may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper, other money market funds and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, and may adopt shorter than normal weighted average maturities or durations. Yields on these securities are generally lower than yields available on the lower-rated debt securities in which the Fund normally invests. Pursuant to an exemptive order received from the SEC, the Fund also may invest up to 25% of its total assets in shares of a money market fund managed by NB Management, to manage uninvested cash and cash collateral received in connection with securities lending.

Investment Insight
------------------

THE FUND SEEKS TO MAXIMIZE INCOME WITHOUT UNDUE RISK TO PRINCIPAL.

         The Fund normally invests at least 50% of its total assets in investment grade debt securities. The Fund may invest up to 25% of its total assets in securities that are below investment grade ("high yield bonds"), provided that, at the time of purchase, they are rated at least B by Moody's Investors Service Inc. ("Moody's") or Standard & Poor's ("S&P") or, if unrated by either of these, deemed by the adviser to be of comparable quality. Fixed-income securities in which the Fund may invest include U.S. Treasury and agency obligations, obligations of foreign governments, corporate bonds, mortgage bonds, mortgage- and asset-backed securities, convertible securities and corporate loans. The Fund may also invest up to 25% of its total assets in dividend-paying equity securities, including those issued by real estate investment trusts ("REITs").

Investment Strategy
-------------------

         To pursue this goal, the Fund normally maintains broad exposure to core, investment grade fixed income instruments and makes tactical allocations to certain income-oriented sectors as their risk-adjusted, relative values become attractive to the adviser's Asset Allocation Committee. Through diversification to several market sectors, the Fund attempts to reduce the negative volatility associated with, and the impact of, price declines in any one single sector. The Fund expects to benefit as well from opportunistic, tactical asset allocation as values shift among various income-producing sectors. The Fund normally invests primarily in a diversified portfolio of fixed income instruments of varying sectors, credit quality and maturities and dividend-paying equities. The fixed income instruments may include domestic and foreign debt securities of government and corporate issuers.

         In managing the portfolio, the Asset Allocation Committee allocates assets among the market sectors based on an analysis of relative historic and projected sector spreads - i.e., the differences in yield among the different sectors, adjusted to reflect the Asset Allocation Committee's conclusions about their relative levels of risk. This analysis is dependent upon a review of a variety of economic factors, such as projected interest rate movements, industry cycles, volatility forecasts and secular and political trends. Within each sector, the adviser looks for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry allocation. In selecting securities, relative yields and perceived risk/reward ratios are the primary considerations.

         Although the Fund can invest in securities of any maturity, the average duration of the fixed income portion of the Fund's portfolio will normally be up to five years.

         The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in US dollar-denominated securities of foreign issuers. Foreign securities in which the Fund invests may include emerging market securities. Although there is no assurance that any particular currency risk will be hedged at a particular time, the Fund currently intends to hedge a significant portion of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

         The Fund may use derivative instruments such as options, futures contracts or swap agreements, primarily for hedging purposes.

         In selecting securities, the adviser analyzes a security's structural features and current pricing, its issuer's potential for success, and the credit, currency, economic, and political risks of the security and its issuer. The Fund may sell securities if the adviser finds an opportunity it believes is more compelling or if the adviser's outlook on the investment or the market changes.

         The Fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

Additional Investment Information
---------------------------------

         FIXED INCOME SECURITIES. Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity ("interest rate risk"), market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Some debt securities in which the Fund may invest are also subject to the risk that the issuer might repay them early ("call risk").

         RATINGS OF FIXED INCOME SECURITIES

         As discussed in the Prospectus, the Fund may purchase securities rated by S&P, Moody's, or any other Nationally Recognized Statistical Rating Organization ("NRSRO"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Fund may rely on the ratings of any NRSRO, the Fund mainly refers to ratings assigned by S&P and Moody's, which are described in Appendix A. The Fund may also invest in unrated securities that are deemed comparable in quality by NB Management to the rated securities in which the Fund may permissibly invest.

         HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P or Moody's, in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by NB Management to be of comparable quality.

         INVESTMENT GRADE DEBT SECURITIES. An investment grade debt security is a security that has received ratings, from at least one NRSRO that has rated it, in one of the four highest rating categories or, if not rated by any NRSRO, has been determined by NB Management to be of comparable quality. Moody's deems securities rated in its fourth highest category (Baa) to have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.

         LOWER-RATED DEBT SECURITIES. Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by at least one NRSRO that has rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Although these securities generally offer higher yields than investment grade debt securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy by the issuer, or the securities may already be in default. See the additional risks described below for lower-rated debt securities.

         RATINGS DOWNGRADES. Subsequent to its purchase by the Fund, the rating of an issue of debt securities may be reduced so that the securities would no longer be eligible for purchase by the Fund. In such a case, NB Management will engage in an orderly disposition of the downgraded securities or other securities to the extent necessary to ensure the Fund's holdings of securities that are considered by the Fund to be below investment grade will not exceed 25% of its assets.

         DURATION AND MATURITY

         Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. NB Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity." "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.

         Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen the Fund's duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative of the duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

         There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, NB Management, where permitted, will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

         The Fund has no limits on the maturity of its individual investments. However, it generally intends its dollar-weighted average duration to be up to five years.

         LOWER-RATED DEBT SECURITIES. Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by at least one NRSRO that has rated them or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. These securities are deemed to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Lower-rated debt securities generally offer a higher current yield than that available for investment grade issues with similar maturities, but they may involve significant risk under adverse conditions. In particular, adverse changes in general economic conditions and in the industries in which the issuers are engaged and changes in the financial condition of the issuers are more likely to cause price volatility and weaken the capacity of the issuer to make principal and interest payments than is the case for higher-grade debt securities. In addition, a fund that invests in lower-quality securities may incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in high-yield securities, the success of such investments is dependent on the credit analysis of NB Management.

         During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

         The market for lower-rated debt securities has expanded rapidly in recent years, and its growth generally paralleled a long economic expansion. In the past, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or defaults. There can be no assurance that such declines will not recur.

         The market for lower-rated debt issues generally is thinner or less active than that for higher quality securities, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Judgment may play a greater role in pricing such securities than it does for more liquid securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated debt securities, especially in a thinly traded market.

         See Appendix A for further information about the ratings of debt securities assigned by S&P and Moody's.

         POLICIES AND LIMITATIONS. The Fund may invest up to 25% of its total assets in securities that are below investment grade provided that at the time of purchase, they are rated at least B by Moody's or Standard & Poor's or, if unrated by either of these, deemed by the adviser to be of comparable quality.

         REAL ESTATE-RELATED INSTRUMENTS. Real estate-related instruments include real estate investment trusts (also known as "REITs"), commercial and residential mortgage-backed securities and real estate financings. Such instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

         Equity REITs own real estate properties, while mortgage REITs make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property or the quality of the credit extended. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for conduit income tax treatment under the Internal Revenue Code of 1986, as amended ("Code"), and failing to maintain exemption from the 1940 Act.

         The shares of a REIT are subject to the REIT's management fees and other expenses. Therefore, investments in REITs would cause the Fund to bear its proportionate share of the costs of the REITs' operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of REITs. The Fund does not intend to invest in REITs unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable fees.

         POLICIES AND LIMITATIONS. The Fund may invest up to 25% of its total assets in real-estate related instruments, preferred stock, warrants, common stock or other equity securities.

         U.S. GOVERNMENT AND AGENCY SECURITIES. "U.S. Government Securities" are obligations of the U.S. Treasury backed by the full faith and credit of the United States. "U.S. Government Agency Securities" are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Sallie Mae (formerly known as "Student Loan Marketing Association"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. Accordingly, there is at least a theoretical possibility of default. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S. Government Agency Securities are not guaranteed by the Government and generally fluctuate inversely with changing interest rates.

         POLICIES AND LIMITATIONS. Under normal circumstances, the Fund may invest up to __% of its total assets in U.S. Government and Agency Securities.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for the Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Fund may be subject to legal restrictions which could be costly to the Fund.

         POLICIES AND LIMITATIONS. The Fund may invest up to 15% of its net assets in illiquid securities.

         REPURCHASE AGREEMENTS. In a repurchase agreement, the Fund purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Fund at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers.

         POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities; no Fund may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Fund may enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity and duration limitations) that the Fund's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund's account by its custodian or a bank acting as the Fund's agent.

         SECURITIES LOANS. The Fund may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 102% of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Fund can loan securities to Neuberger Berman or use Neuberger Berman as agent in lending securities to other borrowers.

         POLICIES AND LIMITATIONS. In order to realize income, the Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Fund by depositing collateral in a form determined to be satisfactory by the Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% of the market value of the loaned securities, which will also be marked to market daily. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit. Borrowers are required continuously to secure their obligations to return securities on loan from the Fund by depositing collateral in a form determined to be satisfactory by the Trustees.

         RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund's illiquidity. NB Management, acting under guidelines established by the Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

         Where registration is required, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Trustees believe accurately reflects fair value.

         POLICIES  AND  LIMITATIONS.   To  the  extent  restricted   securities,
including Rule 144A securities, are illiquid, purchases thereof will be subject to the Fund's 15% limit on investments in illiquid securities.

         WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions may involve mortgage-backed securities such as GNMA, Fannie Mae, and Freddie Mac certificates. These transactions involve a commitment by the Fund to purchase securities that will be issued at a future date (ordinarily within two months, although the Fund may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

         When-issued and delayed delivery transactions enable the Fund to "lock in" what NB Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, the Fund might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the seller fails to complete the sale, the Fund may lose the opportunity to obtain a favorable price.

         The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of the Fund's NAV starting on the date of the agreement to purchase the securities. Because the Fund has not yet paid for the securities, this produces an effect similar to leverage. The Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date.

         POLICIES AND LIMITATIONS. The Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it has been entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize capital gains or losses in connection with these transactions.

         When the Fund purchases securities on a when-issued or delayed delivery basis, it will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value
(determined daily) at least equal to the amount of the Fund's purchase commitments. This procedure is designed to ensure that the Fund maintains sufficient assets at all times to cover its obligations under when-issued and delayed delivery purchases.

         FUTURES CONTRACTS AND OPTIONS THEREON. The Fund may purchase and sell interest rate and bond index futures contracts and options thereon, foreign currency futures contracts (with interest rate and bond index futures contracts, "Futures" or "Futures Contracts") and options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of Futures permits the Fund to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Fund views investment in (1) interest rate and bond index Futures and options thereon as a maturity or duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment for the hedged securities and (2) foreign currency Futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies held or intended to be acquired by the Fund.

         A "sale" of a Futures Contract (or a "short" Futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a Futures Contract (or a "long" Futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain Futures, including bond index Futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the Futures.

         U.S. Futures (except certain currency Futures) are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); Futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

         Although Futures Contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A Futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical Futures Contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.

         "Margin" with respect to Futures is the amount of assets that must be deposited by the Fund with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Fund's Futures positions. The margin deposit made by the Fund when it enters into a Futures Contract ("initial margin") is intended to assure its performance of the contract. If the price of the Futures Contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements,  the Fund will be required to make an  additional  margin  deposit
("variation margin"). However, if favorable price changes in the Futures Contract cause the margin on deposit to exceed the required margin, the excess will be paid to the Fund. In computing its daily NAV, the Fund marks to market the value of its open Futures positions. The Fund also must make margin deposits with respect to options on Futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Fund could suffer a delay in recovering its funds and could ultimately suffer a loss.

         An option on a Futures Contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short Futures position (if the option is a call) or a long Futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's Futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the Futures Contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

         Although the Fund believes that the use of Futures Contracts will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Fund's overall return would be lower than if it had not entered into any such contracts. The prices of Futures are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of Futures and of the securities and currencies being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

         Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a Futures Contract may result in an immediate and substantial loss, or gain, to the investor. Losses that may arise from certain Futures transactions are potentially unlimited.

         Most U.S. futures exchanges limit the amount of fluctuation in the price of a Futures Contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable Futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Fund, it could (depending on the size of the position) have an adverse impact on the NAV of the Fund.

         POLICIES AND LIMITATIONS. The Fund may purchase and sell interest rate and bond index Futures and may purchase and sell options thereon in an attempt to hedge against changes in securities prices resulting from changes in prevailing interest rates. The Fund engages in foreign currency Futures and options transactions in an attempt to hedge against changes in prevailing currency exchange rates. The Fund does not engage in transactions in Futures or options thereon for speculation.

         CALL OPTIONS ON SECURITIES. The Fund may write covered call options and may purchase call options. The purpose of writing covered call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on the Fund's NAV) or to earn premium income. Fund securities on which call options may be written and purchased by the Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective.

         When the Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Fund receives a premium for writing the option. When writing call options, the Fund writes only "covered" call options on securities it owns. So long as the obligation of the call option continues, the Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Fund may be obligated to deliver securities underlying a call option at less than the market price.

         The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Fund will not do), but is capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

         If a call option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

         When the Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. The Fund would purchase a call option to protect against an increase in the price of securities it intends to purchase or to offset a previously written call option.

         POLICIES AND LIMITATIONS. The Fund may write covered call options and may purchase call options on debt securities in its portfolio or on foreign currencies in its portfolio for hedging purposes. The Fund may write covered call options for the purpose of producing income. The Fund will write a call option on a security only if it holds that security or currency or has the right to obtain the security or currency at no additional cost.

         PUT OPTIONS ON SECURITIES. The Fund may write and purchase put options on securities. The Fund will receive a premium for writing a put option, which obligates the Fund to acquire a security at a certain price at any time until a certain date if the purchaser of the option decides to exercise the option. The Fund may be obligated to purchase the underlying security at more than its current value.

         When the Fund purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Fund might purchase a put option in order to protect itself against a decline in the market value of a security it owns.

         Fund securities on which put options may be written and purchased by the Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.

         POLICIES AND LIMITATIONS. The Fund may write and purchase put options on securities or on foreign currencies for hedging purposes (i.e., to reduce, at least in part, the effect on NAV of price fluctuations of securities held by the Fund.)

         GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option written by the Fund terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Fund and is never exercised or closed out, the Fund will lose the entire amount of the premium paid.

         Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Fund and a counterparty, with no clearing organization guarantee. Thus, when the Fund sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Fund originally sold (or purchased) the option. There can be no assurance that the Fund would be able to liquidate an OTC option at any time prior to expiration. Unless the Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counterparty's insolvency, the Fund may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which the Fund may engage in OTC options transactions.

         The premium received (or paid) by the Fund when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Fund for writing an option is recorded as a liability on the Fund's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last reported sales price before the time the Fund's NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.

         Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Fund will be able to effect closing transactions at favorable prices. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

         The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Fund; however, the Fund could be in a less advantageous position than if it had not written the call option.

         The Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying market that cannot be reflected in the options markets.

         POLICIES AND LIMITATIONS. The assets used as cover (or held in a segregated account) for OTC options written by the Fund will be considered illiquid and thus subject to the Fund's 15% limitation on illiquid securities, unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. The Fund may purchase and sell call and put options on securities indices and other financial indices. In so doing, the Fund can pursue many of the same objectives it would pursue through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other investment except that, rather than settling by physical delivery of the underlying instrument, options on indices settle by cash settlement; that is, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an over-the-counter option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may by multiplied by a formula value. The seller of the obligation is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

         FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price ("Forward Contracts"). The Fund enters into Forward Contracts in an attempt to hedge against changes in prevailing currency exchange rates. Forward Contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Fund that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

         Forward Contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

         At the consummation of a Forward Contract to sell currency, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in Forward Contract prices. Closing purchase transactions with respect to Forward Contracts are usually made with the currency dealer who is a party to the original Forward Contract.

         NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a Forward Contract to sell that foreign currency or a proxy-hedge involving a Forward Contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

         However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge or proxy-hedge had not been established. If the Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using Forward Contracts to protect the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because Forward Contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. The Fund may experience delays in the settlement of its foreign currency transactions.

         POLICIES AND LIMITATIONS. The Fund does not engage in transactions in Forward Contracts for speculation; they view investments in Forward Contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by them.

         OPTIONS ON FOREIGN CURRENCIES. The Fund may write and purchase covered call and put options on foreign currencies. Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

         POLICIES AND LIMITATIONS. The Fund would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired, or to protect the dollar equivalent of dividends, interest, or other payments on those securities.

         COMBINED TRANSACTIONS. The Fund may enter into multiple transactions including multiple options transactions, multiple interest transactions and any combination of options and interest rate transactions, instead of a single Hedging Instrument as part of a single or combined strategy when, in the judgment of NB Management, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by the Fund based on NB Management's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund's management objective.

         REGULATORY LIMITATIONS ON USING FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES, SECURITIES INDICES AND FOREIGN CURRENCIES, AND FORWARD CONTRACTS. To the extent the Fund sells or purchases Futures Contracts and/or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

         COVER FOR HEDGING INSTRUMENTS. The Fund will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the Futures, option, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet current obligations. The Fund may be unable to promptly dispose of assets which cover, or are segregated with respect to, an illiquid Futures, options, or forward position; this inability may result in a loss to the Fund.

         POLICIES AND LIMITATIONS. The Fund will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

         GENERAL RISKS OF HEDGING INSTRUMENTS. The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Fund and changes in the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select the Fund's securities; (4) the fact that, although use of Hedging Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. NB Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected by the manager to resemble or offset that of the Fund's underlying securities or currency. There can be no assurance that the Fund's use of Hedging Instruments will be successful.

         The fund's use of Hedging Instruments may be limited by certain provisions of the Code with which it must comply if it is to qualify as a regulated investment company ("RIC"). See "Additional Tax Information."

         The Fund is not obligated to use any Hedging Instruments and make no representations as to the availability or use of these techniques at this time or at any time in the future.

         POLICIES AND LIMITATIONS. NB Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of the Fund's underlying securities or currency. NB Management intends to reduce the risk that the Fund will be unable to close out Hedging Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

         ZERO COUPON, STEP COUPON AND PAY-IN-KIND SECURITIES [AND DISCOUNT OBLIGATIONS]. The Fund may invest in zero coupon securities, step coupon securities [and pay-in-kind securities]. These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. [The Fund may also acquire certain debt securities at a discount. These discount obligations involve special risk considerations.] Zero coupon and step coupon securities are issued and traded at a significant discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer. Zero coupon and step coupon securities are redeemed at face value when they mature. The discount on zero coupon and step coupon securities ("original issue discount" or "OID") must be taken into income ratably by the Fund prior to the receipt of any actual payments. Pay-in-kind securities pay interest through the issuance of additional securities.

         Because the Fund must distribute substantially all of its net income (including non-cash income attributable to zero coupon, step coupon and pay-in-kind securities) to its shareholders each year for income and excise tax purposes, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. See "Additional Tax Information."

         The market prices of zero coupon securities, pay-in-kind securities [and discount obligations] generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities [and discount obligations] are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

         INFLATION-INDEXED SECURITIES. The Fund may invest in U.S. Treasury securities whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Such securities are backed by the full faith and credit of the U.S. Government. Interest is calculated on the basis of the current adjusted principal value. The principal value of inflation-indexed securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period the Fund holds the security, the Fund may earn less on it than on a conventional bond.

         Because the coupon rate on inflation-indexed securities is lower than fixed-rate U.S. Treasury securities, the Consumer Price Index would have to rise at least to the amount of the difference between the coupon rate of the fixed rate U.S. Treasury issues and the coupon rate of the inflation-indexed securities, assuming all other factors are equal, in order for such securities to match the performance of the fixed-rate Treasury securities. Inflation-indexed securities are expected to react primarily to changes in the "real" interest rate (i.e., the nominal (or stated) rate less the rate of inflation), while a typical bond reacts to changes in the nominal interest rate. Accordingly, inflation-indexed securities have characteristics of fixed-rate Treasuries having a shorter duration. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.

         Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Because the Fund must distribute substantially all of its income to its shareholders to avoid payment of federal income and excise taxes, the Fund may have to dispose of other investments to obtain the cash necessary to distribute the accrued taxable income on inflation-indexed securities.

         COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. The Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Trustees.

         POLICIES AND LIMITATIONS. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to the Fund's 15% limit on investments in illiquid securities.

         REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in the Fund's net asset value ("NAV") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. NB Management monitors the creditworthiness of counterparties to reverse repurchase agreements.

         POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of the Fund's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Fund's obligations under the agreement. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit. While a reverse repurchase agreement is outstanding, the Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Fund's obligations under the agreement.

         BANKING AND SAVINGS INSTITUTION SECURITIES. These include CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers' acceptances in which the Fund invests typically are not covered by deposit insurance.

         A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

         Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

         In addition, securities of foreign banks and foreign branches of U.S. banks may involve investment risks in addition to those relating to domestic bank obligations. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, and the possible adoption of foreign governmental restrictions that might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and non-U.S. issuers generally are subject to different accounting, auditing, reporting and recordkeeping standards than those applicable to U.S. issuers.

         VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

         Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet the Fund's quality standards. Accordingly, in purchasing these securities, the Fund relies primarily on the creditworthiness of the credit instrument issuer or the insurer. The Fund can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Fund to sell the security to the issuer or third party at a specified price. The Fund may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

         POLICIES AND LIMITATIONS. The Fund may not invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer. For purposes of this limitation, the Fund excludes securities that do not rely on the credit instrument or insurance for their ratings, i.e., stand on their own credit.

         For purposes of determining its dollar-weighted average maturity, the Fund calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act. In calculating its dollar-weighted average maturity and duration, the Fund is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, NB Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

         MONEY MARKET FUNDS. The Fund may invest up to 10% of its total assets in the securities of money market funds. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause the Fund to bear proportionately the costs incurred by the other investment companies' operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.

         POLICIES AND LIMITATIONS. For cash management purposes, the Fund may invest up to 25% of its assets in a money market fund managed by NB Management or its affiliates, pursuant to an SEC exemptive order. Otherwise, the Fund's investment in securities of other investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in all investment companies in the aggregate.

         OTHER INVESTMENT COMPANIES. The Fund may invest in the shares of other investment companies. Such investment may be the most practical or only manner in which the Fund can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in those countries may not be available at the time the Fund is ready to make an investment. The Fund at times may invest in instruments structured as investment companies to gain exposure to the performance of a recognized securities index.

         As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company's expenses. Investment in other funds may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Fund does not intend to invest in such funds unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

         POLICIES AND LIMITATIONS. Except for investments in a money market fund managed by NB Management for cash management purposes, the Fund's investment in securities of other registered investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company, and (iii) 10% of the Fund's total assets in the aggregate.

         MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (such as GNMA, Fannie Mae, and Freddie Mac), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government agency mortgage-backed securities or some form of non-governmental credit enhancement.

         Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.

         Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, the Fund may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Fund uses an approach that NB Management believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of the Fund when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

         Mortgage-backed securities may be issued in the form of CMOs or collateralized mortgage-backed bonds ("CBOs"). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO, (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

         Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. NB Management considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets the Fund's investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements. The Fund may buy mortgage-backed securities without insurance or guarantees, if NB Management determines that the securities meet the Fund's quality standards. NB Management will, consistent with the Fund's investment objectives, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

         POLICIES AND LIMITATIONS. The Fund may not purchase mortgage-backed securities that, in NB Management's opinion, are illiquid if, as a result, more than 15% of the Fund's net assets would be invested in illiquid securities.

         ASSET-BACKED SECURITIES. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements, or a combination of the foregoing. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.

         Certificates for Automobile Receivables(SM) ("CARS(SM)") represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payments of principal and interest on the underlying contracts are passed through monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARS(SM) if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.

         Credit card receivable securities are backed by receivables from revolving credit card agreements ("Accounts"). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer's ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.

         Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

         The Fund may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to the Fund.

         U.S. DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES. These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad, and it may be especially difficult to sue a foreign government in the courts of that country.

         POLICIES AND LIMITATIONS. These investments are subject to the Fund's quality, maturity, and duration standards.

         AMERICAN DEPOSITARY RECEIPTS. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information. If the underlying security is denominated in a foreign currency, investment in the ADR is subject to the risk of fluctuations in the exchange rate, even though the ADR is denominated in U.S. dollars.

         POLICIES AND LIMITATIONS. [The Fund will limit its investment in unsponsored ADRs to no more than 5% of the value of the Fund's net assets.] ADRs on foreign securities which are denominated in foreign currencies are subject to the Fund's 20% limit on foreign securities denominated in foreign currencies.

         FOREIGN CURRENCY DENOMINATED SECURITIES. Foreign currency denominated securities are denominated in or indexed to foreign currencies, including (1) CDs (including similar time deposits), commercial paper, and bankers' acceptances issued by foreign banks, (2) obligations of other corporations, and
(3) obligations of foreign governments, their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding section, and the additional risks of (a) adverse changes in foreign exchange rates, (b) nationalization, expropriation, or confiscatory taxation, and (c) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments.

         Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

         Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

         Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

         The risks of foreign investing are generally heightened in emerging markets. Securities traded in certain emerging market countries may be subject to risks in addition to risks typically posed by foreign debt investing due to the inexperience of financial intermediaries, the lack of modern technology and lack of a sufficient capital base to expand business operations.

         POLICIES AND LIMITATIONS. The Fund may invest up to 20% of its net assets in foreign securities denominated in or indexed to foreign currencies and American Depository Receipts ("ADRs") on such securities. Within that limitation, however, the Fund is not restricted in the amount it may invest in securities denominated in any one foreign currency. The Fund invests in foreign currency denominated foreign securities of issuers in countries whose governments are considered stable by NB Management.

         DOLLAR ROLLS. In a "dollar roll," the Fund sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Fund forgoes principal and interest payments on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may increase fluctuations in the Fund's NAV and may be viewed as a form of leverage. A "covered roll" is a specific type of dollar roll in which the Fund holds an offsetting cash position or a cash-equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. There is a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. NB Management monitors the creditworthiness of counterparties to dollar rolls.

         POLICIES AND  LIMITATIONS.  Dollar rolls are considered  borrowings for
purposes  of  the  Fund's   investment   policies  and  limitations   concerning
borrowings.

         SWAP AGREEMENTS. To help enhance the value of its portfolio or manage its exposure to different types of investments, the Fund may enter into interest rate and mortgage swap agreements and may purchase and sell interest rate "caps," "floors," and "collars." In a typical interest-rate swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may agree to exchange the principal amount. Mortgage swap agreements are similar to interest-rate swap agreements, except the notional principal amount is tied to a reference pool of mortgages.

         In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest-rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest-rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

         Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

         POLICIES AND LIMITATIONS. In accordance with SEC staff requirements, the Fund will segregate cash or liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.

         DIRECT DEBT INSTRUMENTS. Direct debt includes loan participations, notes, assignments and other interests in amounts owed to financial institutions by borrowers, such as companies and governments, including emerging market countries. The Fund could buy all or part of a loan or participate in a syndicate organized by a bank. These loans may be secured or unsecured. Direct debt instruments are interests in amounts owed by corporate, governmental, or other borrowers (including emerging market countries) to lenders or lending syndicates. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. The borrower may be in financial distress or may default or have a right to borrow additional cash from the owners of direct debt. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Direct debt instruments may involve a risk of insolvency of the lending bank or intermediary. Direct indebtedness of developing countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay interest and repay principal when due. See the additional risks described under "Foreign Securities" in this SAI.

         Because the Fund's ability to receive payments in connection with loan participations depends on the financial condition of the borrower, NB Management will not rely solely on a bank or other lending institution's credit analysis of the borrower, but will perform its own investment analysis of the borrowers. NB Management's analysis may include consideration of the borrower's financial strength, managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Loan participations are not generally rated by independent rating agencies and therefore, investments in a particular loan participation will depend almost exclusively on the credit analysis of the borrower performed by NB Management and the original lending institution.

         There are usually fewer legal protections for owners of direct debt than conventional debt securities. Loans are often administered by a lead bank, which acts as agent for the lenders in dealing with the borrower. In asserting rights against the borrower, the Fund may be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. Assets held by the lead bank for the benefit of the Fund may be subject to claims of the lead bank's creditors.

         Although some of the loans in which the Fund invests may be secured, there is no assurance that the collateral can be liquidated in particular cases, or that its liquidation value will be equal to the value of the debt. Borrowers that are in bankruptcy may pay only a small portion of the amount owed, if they are able to pay at all. Where the Fund purchases a loan through an assignment, there is a possibility that the Fund will, in the event the borrower is unable to pay the loan, become the owner of the collateral, and thus will be required to bear the costs of liabilities associated with owning and disposing of the collateral. There may not be a recognizable, liquid public market for loan participations.

         POLICIES AND LIMITATIONS. To the extent direct debt is deemed illiquid, such an investment is subject to the Fund's restriction on investing no more than 15% of its net assets in illiquid securities. The Fund's policies limit the percentage of its assets that can be invested in the securities of issuers primarily involved in one industry. Legal interpretations by the SEC staff may require the Fund, in some instances, to treat both the lending bank and the borrower as "issuers" of a loan participation by the Fund. In combination, the Fund's policies and the SEC staff's interpretations may limit the amount the Fund can invest in loan participations.

         CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

         The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Fund's ability to achieve its investment objectives.

         POLICIES AND LIMITATIONS. Securities convertible into common stock are not subject to the Fund's 20% limitation on equity securities.

         PREFERRED STOCK. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

         WARRANTS. Warrants may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

         SHORT SALES. The Fund may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities that NB Management believes possess volatility characteristics similar to those being hedged. The Fund also may use short sales in an attempt to realize gain. To effect a short sale, the Fund borrows a security from a brokerage firm to make delivery to the buyer. The Fund then is obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay the lender any dividends and may be required to pay a premium or interest.

         The Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund is required to pay in connection with the short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.

         The Fund also may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold.

         The effect of short selling on the Fund is similar to the effect of leverage. Short selling may amplify changes in the Fund's NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to the Fund.

         POLICIES AND LIMITATIONS. Under applicable guidelines of the SEC staff, if the Fund engages in a short sale (other than a short sale against-the-box), it must put in a segregated account (not with the broker) an amount of cash or appropriate liquid securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

         INDEXED SECURITIES. The Fund may invest in securities whose value is linked to interest rates, commodities, foreign currencies, indices, or other financial indicators ("indexed securities"). Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument or to one or more options thereon. An indexed security may be more volatile than the underlying instrument itself.

         The Fund may invest in various securities that are intended to track broad-based, U.S. market Indices, including Standard & Poor's Depository Receipts, Diamonds and NASDAQ-100 Shares. SPDRs represent units in a trust that holds a portfolio of common stocks that closely tracks the price, performance and dividend yield of the S&P 500 Index. SPDRs also entitle holders to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the S&P 500 stocks in the underlying portfolio. Diamonds represent units in an investment trust that holds the 30 component stocks comprising the Dow Jones Industrial Average (DJIA) and are designed to track the performance of the DJIA. Diamonds pay monthly dividends that correspond to the dividend yields of the DJIA component stocks. NASDAQ-100 shares represent ownership in the NASDAQ-100 trust, a unit investment trust that accumulates and holds a portfolio of equity securities that track the NASDAQ-100 Index. NASDAQ-100 Shares are designed to track the performance and dividend yield of the NASDAQ-100 Index. SPDRs and Diamonds are listed on the American Stock Exchange. NASDAQ-100 Shares are listed on the NASDAQ Stock Market.

         Most indexed securities are short- to intermediate- term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument or to one or more options thereon. An indexed security may be more volatile than the underlying instrument itself.

         COMBINED TRANSACTIONS. The Fund may enter into multiple transactions including multiple options transactions, multiple interest transactions and any combination of options and interest rate transactions, instead of a single Hedging Instrument as part of a single or combined strategy when, in the judgment of its Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by the Fund based on its Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund's management objective.

         STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

         Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells. These coupons are not obligations of the U.S. Treasury.

         STRIPPED MORTGAGE BACKED SECURITIES (SMBS). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

         SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

         Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to the Fund's limitations on investment in illiquid securities.

Risks of Equity Securities
--------------------------

         Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities and warrants. Common stocks and preferred stocks represent shares of ownership in a corporation. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation's stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Convertible securities are not counted toward the Fund's 25% limit on equity securities. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants.

         To the extent this Fund invests in such securities, the value of securities held by the Fund will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, the stock markets can be volatile and stock prices can change substantially. The equity securities of smaller companies are more sensitive to these changes than those of larger companies. This market risk will affect the Fund's NAVs per share, which will fluctuate as the value of the securities held by the Fund change. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. Other factors affect a particular stock's prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in governmental regulations affecting an industry. Adverse news affecting one company can sometimes depress the stock prices of all companies in the same industry. Not all factors can be predicted.

                           CERTAIN RISK CONSIDERATIONS

         Although the Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance the Fund will achieve its investment objective. The Fund's ability to achieve its investment objective is dependent on the continuing ability of the issuers of obligations in which the Fund invests (and, in certain circumstances, of banks issuing letters of credit or insurers issuing insurance backing those obligations) to pay interest and principal when due.

         The following is an overview of the areas of operations of Neuberger Berman Inc., the publicly-held holding company that controls NB Management and Neuberger Berman:

                            WEALTH MANAGEMENT SERVICES

PRIVATE ASSET MANAGEMENT - We specialize in sophisticated, customized money management for individuals, families and institutions, whether your account is $500,000 or $100 million. Our Portfolio managers are experts in a wide range of investment styles, including alternative investment approaches. Client Consultants help you make the most of Neuberger Berman's resources.

NEUBERGER BERMAN TRUST COMPANIES - The Neuberger Berman Trust Companies help you build and protect your wealth across generations. We provide comprehensive family wealth planning through an integrated approach to tax planning, fiduciary services, investment policy design and oversight, for relationships of $2 million or more. For business owners, we offer employee benefit plan ESOP design, as well as investment, administrative and trustee/executor services. For larger relationships, we also provide multi-manager custody and consolidated performance and risk management oversight and reporting.

EXECUTIVE MONETARY MANAGEMENT - Our wholly owned subsidiary, Executive Monetary Management, provides an objective, comprehensive and confidential approach to personal wealth management. For clients with substantial wealth, EMM acts as an independent advocate for the entirety of your financial affairs, identifying courses of action and seeking alternative solutions. EMM serves as your trusted gatekeeper advisor, simplifying the demands of wealth management.

                      MUTUAL FUNDS AND INSTITUTIONAL ACCOUNTS

NEUBERGER BERMAN MUTUAL FUNDS - Neuberger Berman was one of the first firms to offer no-load mutual funds, starting in 1950. Today our funds span asset classes, investment styles and capitalization ranges. They are available through multiple sources, directly or through third parties.

FUND ADVISORY SERVICE - Our Fund Advisory Service (FAS) can help you put your financial house in order. Based on your input, FAS builds a diversified portfolio of mutual funds from a select group of managers with excellent track records and low fees. For investors with $100,000 to $500,000 to invest, FAS clients receive personalized, professional portfolio management at a reasonable price.

INSTITUTIONAL SEPARATE ACCOUNTS - For foundations, endowments, corporations and other institutions, we offer specialized investment management expertise. Our portfolio managers are industry veterans with a deep knowledge of the companies they invest in. Supporting them is a team of skilled research analysts, traders and staff, focused on delivering superior performance in the full spectrum of investment styles.

BROKER ADVISED PRODUCTS - Neuberger Berman offers both mutual funds and separately managed accounts through broker/consultant-advised programs. These programs offer comprehensive investment management services under a single fee structure. Our business partners include the world's leading brokerage firms.

                        PROFESSIONAL SECURITIES SERVICES

PRIME BROKERAGE AND CORRESPONDENT CLEARING SERVICES - Professional investors have come to Neuberger Berman for prime brokerage and correspondent clearing services since the early 1950s. Hedge funds, broker-dealers, registered investment advisers, and family offices enjoy an uncommon level of personalized, comprehensive support.

RESEARCH SALES - Neuberger Berman is known for its focused, unbiased research coupled with frequent company management meetings. We follow approximately 500 companies in nearly all significant sectors, providing clients with special insight.

                             PERFORMANCE INFORMATION

         As of the date of this Statement of Additional Information, the Fund was new, had no operations, and therefore had no performance information to report.

         The Fund may from time to time advertise its yield or total return, or other measures of its performance. The Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of the Fund will vary. The share prices of the Fund will vary, and an investment in this Fund, when redeemed, may be worth more or less than an investor's original cost.

Yield Calculations
------------------

         The Fund may advertise its "yield" based on a 30-day (or one month) period. This yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of the investment.

          ("a") = dividends and interest earned during the period
          ("b") = expenses accrued for the period (net of reimbursements) ("c") = the average daily number of shares outstanding during the period that were entitled to receive dividends
          ("d") = the maximum offering price per share on the last day of the period

                            YIELD = 2[(a-b + 1)6 - 1]
                                       ---
                                       cd

Total Return Computations
-------------------------

         The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                        n
                                  P(1+T)  = ERV

         Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

Return After Taxes on Distributions
-----------------------------------

         An average annual rate of return after taxes on distribution ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions but not after taxes on redemption ("ATVD") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:
                                        n
                                  P(1+T)  = ATV
                                               D

Return After Taxes on Distributions and Sale of Fund Shares
-----------------------------------------------------------

         An average annual rate of return after taxes on distribution and sale of fund shares ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions and sale of fund shares ("ATVDR") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:
                                        n
                                  P(1+T) = ATV
                                              DR

         NB Management may from time to time reimburse the Fund for a portion of its expenses. Such action has the effect of increasing yield and total return.

Comparative Information
-----------------------

         From time to time the Fund's performance may be compared with:

               (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, iMoneyNet, Inc.'s Money Fund Report, Investment Company Data Inc., Morningstar Inc., Micropal Incorporated and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

               (2) recognized bond, stock, and other indices such as the Lehman Brothers Bond Indices, the Municipal Bond Buyers Indices (and other indices of municipal obligations), the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index"), Dow Jones Industrial Average ("DJIA"), S&P/BARRA Indices, Russell Indices, and various other domestic, international, and global indices and changes in the U.S. Department of Labor Consumer Price Index. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. The Fund may invest in different types of securities from those included in some of the above indices.

         The Fund's performance also may be compared from time to time with the following specific indices, among others, and other measures of performance:

               The Lehman Brothers U.S. Corporate High Yield Bond Index, the Lehman Brothers U.S. Aggregate Bond Index, the Lehman Brothers U.S. Credit Bond Index, the Credit Suisse First Boston High Yield Bond Index, the Merrill Lynch High Yield Master II Index, and the Lipper High Current Yield Funds investment objective as well as the performance of Treasury securities and corporate bonds.

         The Fund may invest some of its assets in different types of securities than those included in the index used as a comparison with the Fund's historical performance. The Fund may also compare certain indices, which represent different segments of the securities markets, for the purpose of comparing the historical returns and volatility of those particular market segments. Measures of volatility show the range of historical price fluctuations. Standard deviation may be used as a measure of volatility. There are other measures of volatility, which may yield different results.

         In addition, the Fund's performance may be compared at times with that of various bank instruments (including bank money market accounts and CDs of varying maturities) as reported in publications such as The Bank Rate Monitor. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with that of certain of its competitors. Of course, past performance is not a guarantee of future results. Unlike an investment in the Fund, bank CDs pay a fixed rate of interest for a stated period of time and are insured up to $100,000.

         The Fund may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield. Evaluations of the Fund's performance, its yield/ total returns and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements").

Other Performance Information
-----------------------------

         From time to time, information about the Fund's portfolio allocation and holdings as of a particular date may be included in its Advertisements. This information may include the Fund's portfolio diversification by asset type.
Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents.

         Information (including charts and illustrations) showing the effects of compounding interest may be included in Advertisements from time to time. Compounding is the process of earning interest on principal plus interest that was earned earlier. Interest can be compounded at different intervals, such as annually, semi-annually, quarterly, monthly, or daily. For example, $1,000 compounded annually at 9% will grow to $1,090 at the end of the first year (an increase of $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9% will grow to $2,367 at the end of ten years and $5,604 at the end of twenty years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. All these examples are for illustrative purposes only and are not indicative of any Fund's performance.

         Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

         Information regarding the effects of automatic investing and systematic withdrawal plans, investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.

                              TRUSTEES AND OFFICERS

         The following tables set forth information concerning the Trustees and officers of the Trust. All persons named as Trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.


Information about the Board of Trustees
---------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                         POSITION AND                                         FUND COMPLEX     OTHER DIRECTORSHIPS
NAME, AGE, AND          LENGTH OF TIME                                         OVERSEEN BY      HELD OUTSIDE FUND
ADDRESS (1)                SERVED (2)        PRINCIPAL OCCUPATION(S) (3)         TRUSTEE        COMPLEX BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------
John Cannon (73)            Trustee       Consultant. Formerly, Chairman            35         Independent Trustee
                             since        and Chief Investment Officer,                        or Director of three
                              1994        CDC Capital Management                               series of
                                          (registered investment adviser)                      OppenheimerFunds:
                                          (1993-January 1999); prior                           Limited Term New
                                          thereto, President and Chief                         York Municipal Fund,
                                          Executive Officer, AMA                               Rochester Fund
                                          Investment Advisors, an                              Municipals, and
                                          affiliate of the American                            Oppenheimer
                                          Medical Association.                                 Convertible
                                                                                               Securities Fund
                                                                                               since 1992.
---------------------------------------------------------------------------------------------------------------------
Faith Colish (67)           Trustee       Counsel, Carter Ledyard &                 35
                             since        Milburn LLP (law firm);
                             2000         Formerly, Attorney at Law and
                                          President, Faith Colish, A
                                          Professional Corporation, 1980
                                          to 2002.
---------------------------------------------------------------------------------------------------------------------
Walter G. Ehlers (69)       Trustee       Consultant; Retired President             35
                             since        and Trustee, Teachers Insurance
                              2000        & Annuity (TIAA) and College
                                          Retirement Equities Fund (CREF).
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                         POSITION AND                                         FUND COMPLEX     OTHER DIRECTORSHIPS
NAME, AGE, AND          LENGTH OF TIME                                         OVERSEEN BY      HELD OUTSIDE FUND
ADDRESS (1)                SERVED (2)        PRINCIPAL OCCUPATION(S) (3)         TRUSTEE        COMPLEX BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (65)         Trustee       Consultant, C.A. Harvey                   35         Member, Individual
                             since        Associates since June 2001;                          Investors Advisory
                              2000        Director, AARP, 1978 to December                     Committee to the New
                                          2000.                                                York Stock Exchange
                                                                                               Board of Directors,
                                                                                               1998 to June 2002;
                                                                                               President, Board
                                                                                               of Associates
                                                                                               to The National
                                                                                               Rehabilitation
                                                                                               Hospital's Board
                                                                                               of Directors
                                                                                               since 2002;
                                                                                               Member, American
                                                                                               Savings Education
                                                                                               Council's Policy
                                                                                               Board (ASEC),
                                                                                               1998-2000; Member,
                                                                                               Executive Committee,
                                                                                               Crime Prevention
                                                                                               Coalition of
                                                                                               America, 1997-2000.
---------------------------------------------------------------------------------------------------------------------
Barry Hirsch (69)           Trustee       Senior Counsel, Loews                     35
                             since        Corporation (diversified
                              1993        financial corporation) since May
                                          2002; prior thereto, Senior Vice
                                          President, Secretary and General
                                          Counsel, Loews Corporation.
---------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (75)       Trustee       Professor of Finance and                  35         Director, Delaware
                             since        Economics, Stern School of                           Labs since 1978
                              1993        Business, New York University.                       (cosmetics).
---------------------------------------------------------------------------------------------------------------------

                                                                40

---------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                         POSITION AND                                         FUND COMPLEX     OTHER DIRECTORSHIPS
NAME, AGE, AND          LENGTH OF TIME                                         OVERSEEN BY      HELD OUTSIDE FUND
ADDRESS (1)                SERVED (2)        PRINCIPAL OCCUPATION(S) (3)         TRUSTEE        COMPLEX BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (66)       Trustee       Retired. Formerly, Vice                   35         Director,
                             since        President and Special Counsel,                       WHX Corporation
                              2000        WHX Corporation (holding                             (holding company)
                                          company) 1993 - 2001.                                since August 2002;
                                                                                               Director, Webfinancial
                                                                                               Corporation (holding
                                                                                               company) since
                                                                                               December 2002;
                                                                                               Director, State
                                                                                               Theatre of New Jersey
                                                                                               (not-for-profit theater)
                                                                                               since 2000; Formerly,
                                                                                               Director, Kevlin
                                                                                               Corporation (manufacturer
                                                                                               of microwave and other
                                                                                               products).
---------------------------------------------------------------------------------------------------------------------
John P. Rosenthal (70)      Trustee       Senior Vice President, Burnham            35         Director, 92nd
                             since        Securities Inc. (a registered                        Street Y
                              2000        broker-dealer) since 1991.                           (non-profit) since
                                                                                               1967; Formerly,
                                                                                               Director, Cancer
                                                                                               Treatment Holdings,
                                                                                               Inc.
---------------------------------------------------------------------------------------------------------------------
William E. Rulon (70)       Trustee       Retired. Senior Vice President,           35         Director, Pro-Kids
                             since        Foodmaker. Inc. (operator and                        Golf and Learning
                              1993        Franchiser of Restaurants) until                     Academy since 1998
                                          January 1997.                                        (teach golf and
                                                                                               computer usage to
                                                                                               "at risk" children);
                                                                                               Director, Prandium,
                                                                                               Inc. from March 2001
                                                                                               until July 2002
                                                                                               (restaurants).
---------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (71)      Trustee       Founding General Partner, Oxford          35         Director, Capital
                             since        Partners and Oxford Bioscience                       Cash Management
                              2000        Partners (venture capital                            Trust (money market
                                          partnerships) and President,                         fund), Narragansett
                                          Oxford Venture Corporation.                          Insured Tax-Free
                                                                                               Income Fund, Rocky
                                                                                               Mountain Equity
                                                                                               Fund, Prime Cash
                                                                                               Fund, several
                                                                                               private companies
                                                                                               and QuadraMed
                                                                                               Corporation (NASDAQ).
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                         POSITION AND                                         FUND COMPLEX     OTHER DIRECTORSHIPS
NAME, AGE, AND          LENGTH OF TIME                                         OVERSEEN BY      HELD OUTSIDE FUND
ADDRESS (1)                SERVED (2)        PRINCIPAL OCCUPATION(S) (3)         TRUSTEE        COMPLEX BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
Tom Decker Seip (53)        Trustee       General Partner, Seip                     35         Director, H&R Block,
                             since        Investments LP (a private                            Inc. (financial
                              2000        investment partnership);                             services company)
                                          President and CEO, Westaff,                          since May 2001;
                                          Inc., May 2001 to January 2002                       Director, General
                                          (temporary staffing); Senior                         Magic (voice
                                          Executive at the Charles Schwab                      recognition
                                          Corporation from 1983 to 1999;                       software) since
                                          including Chief Executive                            November 2001;
                                          Officer, Charles Schwab                              Director, Forward
                                          Investment Management, Inc. and                      Management, Inc.
                                          Trustee, Schwab Family of Funds                      (asset management)
                                          and Schwab Investments from 1997                     since 2001;
                                          to 1998; Executive Vice                              Director, E-Finance
                                          President-Retail Brokerage,                          Corporation (credit
                                          Charles Schwab Investment                            decisioning
                                          Management from 1994 to 1997.                        services) since
                                                                                               1999; Director,
                                                                                               Save-Daily.com
                                                                                               (micro investing
                                                                                               services) since
                                                                                               1999; Formerly,
                                                                                               Director, Offroad
                                                                                               Capital Inc.
                                                                                               (pre-public internet
                                                                                               commerce company).
---------------------------------------------------------------------------------------------------------------------
Candace L. Straight         Trustee       Private investor and consultant           35         Director, Providence
(55)                         since        specializing in the insurance                        Washington (property
                              1993        industry; Advisory Director,                         and casualty
                                          Securitas Capital LLC (a global                      insurance company)
                                          private equity investment firm                       since December 1998;
                                          dedicated to making investments                      Director, Summit
                                          in the insurance sector).                            Global Partners
                                                                                               (insurance brokerage
                                                                                               firm) since October
                                                                                               2000.
---------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (58)         Trustee       Regional Manager for Atlanta              35
                             since        Region, Ford Motor Credit
                              2000        Company since August, 1997;
                                          prior thereto, President, Ford
                                          Life Insurance Company, April
                                          1995 until August 1997.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                         POSITION AND                                         FUND COMPLEX     OTHER DIRECTORSHIPS
NAME, AGE, AND          LENGTH OF TIME                                         OVERSEEN BY      HELD OUTSIDE FUND
ADDRESS (1)                SERVED (2)        PRINCIPAL OCCUPATION(S) (3)         TRUSTEE        COMPLEX BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------

TRUSTEES WHO ARE "INTERESTED PERSONS"
---------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien*          Trustee       Member, Investment Policy                 35         Director, Legg
(74)                         since        Committee, Edward Jones,                             Mason, Inc.
                              2000        1993-2001; President, Securities                     (financial services
                                          Industry Association ("SIA")                         holding company)
                                          (securities industry's                               since 1993;
                                          representative in government                         Director, Boston
                                          relations and regulatory matters                     Financial Group
                                          at the federal and state levels)                     (real estate and tax
                                          from 1974-1992; Adviser to SIA,                      shelters) 1993-1999.
                                          November 1992-November 1993.
---------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin* (62)     President and    Executive Vice President and              35         Director, Dale
                            Trustee       Chief Investment Officer,                            Carnegie &
                             since        Neuberger Berman since 2002 and                      Associates, Inc.
                         December 2002    2003, respectively; Director and                     (private company)
                                          Chairman, NB Management since                        since 1998; Emagin
                                          December 2002; Executive Vice                        Corp. (public
                                          President, Citigroup                                 company) since 1997;
                                          Investments, Executive Vice                          Solbright Inc.
                                          President, Travelers Group Inc.                      (private company)
                                          and Senior Vice President,                           since 1998; Infogate
                                          Tribeca Investments, LLC from                        Corp. (private
                                          1996 to 2002.                                        company) since 1997;
                                                                                               Director, Broadway
                                                                                               Television Network
                                                                                               (private company)
                                                                                               since 2000.
---------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (43)  Chairman of the   Executive Vice President,                 35         Executive Vice
                          Board, Chief    Neuberger Berman since 1999;                         President and
                           Executive      Principal, Neuberger Berman from                     Director, Neuberger
                          Officer and     1997 until 1999; Senior Vice                         Berman Inc. (holding
                            Trustee       President, NB Management from                        company) since 1999;
                             since        1996 until 1999.                                     President and
                              2000                                                             Director, NB
                         President and                                                         Management since
                        Chief Executive                                                        1999; Director and
                          Officer from                                                         Vice President,
                          1999 to 2000                                                         Neuberger Berman
                                                                                               Agency Inc. since
                                                                                               2000.
---------------------------------------------------------------------------------------------------------------------

(1)     The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

     * Indicates a Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Fund and other funds for which NB Management serves as investment manager.


Information about the Officers of the Trust
-------------------------------------------
Name, Age, and Address (1)                  Position and Length of Time                Principal Occupation(s) (3)
--------------------------                  ----------------------------               ---------------------------
                                                     Served (2)
                                                     ----------
Claudia A. Brandon (46)                         Secretary since 1985          Vice President-Mutual Fund Board Relations,
                                                                              NB Management since 2000; Vice President,
                                                                              Neuberger Berman since 2002 and employee
                                                                              since 1999; Vice President, NB Management
                                                                              from 1986 to 1999; Secretary, seven
                                                                              registered investment companies for which NB
                                                                              Management acts as investment manager and
                                                                              administrator.

Robert Conti (46)                            Vice President since 2000        Senior Vice President, Neuberger Berman
                                                                              since 2003; Vice President, Neuberger Berman
                                                                              from 1999 until 2003; Senior Vice President,
                                                                              NB Management since 2000; Controller, NB
                                                                              Management until 1996; Treasurer, NB
                                                                              Management from 1996 until 1999; Vice
                                                                              President, seven registered investment
                                                                              companies for which NB Management acts as
                                                                              investment manager and administrator.

Brian J. Gaffney (49)                        Vice President since 2000        Managing Director, Neuberger Berman since
                                                                              1999; Senior Vice President, NB Management
                                                                              since 2000; Vice President, NB Management
                                                                              from 1997 until 1999; Vice President, seven
                                                                              registered investment companies for which NB
                                                                              Management acts as investment manager and
                                                                              administrator.

Sheila R. James (37)                       Assistant Secretary since 2002     Employee, Neuberger Berman since 1999;
                                                                              Employee, NB Management from 1991 to 1999;
                                                                              Assistant Secretary, seven registered
                                                                              investment companies for which NB Management
                                                                              acts as investment manager and administrator
                                                                              since 2002.
                                                               44

Name, Age, and Address (1)                  Position and Length of Time                Principal Occupation(s) (3)
--------------------------                  ----------------------------               ---------------------------
                                                     Served (2)
                                                     ----------
Kevin Lyons (__)                             Vice President Since 2003        Employee, Neuberger Berman since 1999;
                                                                              Employee NB Management from 1993 to 1999;
                                                                              Assistant Secretary, seven registered
                                                                              investment companies for which NB Management
                                                                              acts as investment manager and administrator
                                                                              since 2002.

John M. McGovern (32)                      Assistant Treasurer since 2002     Employee, NB Management since 1993;
                                                                              Assistant Treasurer, seven registered
                                                                              investment companies for which NB Management
                                                                              acts as investment manager and administrator
                                                                              since 2002.

Barbara Muinos (44)                      Treasurer and Principal Financial    Vice President, Neuberger Berman since 1999;
                                         and Accounting Officer since 2002;   Assistant Vice President, NB Management from
                                         prior thereto Assistant Treasurer    1993 to 1999; Treasurer and Principal
                                                     since 1996               Financial and Accounting Officer, seven
                                                                              registered investment companies for which NB
                                                                              Management acts and investment manager and
                                                                              administrator since 2002; Assistant
                                                                              Treasurer, three registered investment
                                                                              companies for which NB Management acts as
                                                                              investment manager and administrator from
                                                                              1996 until 2002.

Frederic B. Soule (56)                       Vice President since 2000        Senior Vice President, Neuberger Berman
                                                                              since 2003; Vice President, Neuberger Berman
                                                                              from 1999 until 2003; Vice President, NB
                                                                              Management from 1995 until 1999; Vice
                                                                              President, seven registered investment
                                                                              companies for which NB Management acts as
                                                                              investment manager and administrator.

Trani Jo Wyman (33)                        Assistant Treasurer since 2002     Employee, NB Management since 1991;
                                                                              Assistant Treasurer, seven registered
                                                                              investment companies for which NB
                                                                              Management acts as investment manager
                                                                              and administrator since 2002.
--------------------

(1)       The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)       Pursuant to the By-Laws of the Trust,  each officer elected by the Trustees shall hold office until  his  or  her successor  shall have been  elected and  qualified  or until his or her earlier  death,  inability  to serve,  or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3)       Except as otherwise indicated, each individual has held the positions shown for at least the last five years.


The Board of Trustees
---------------------

          The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of the Fund and reviews and approves the Fund's advisory and sub-advisory contracts and other principal contracts. The Board of Trustees has established several standing committees to oversee particular aspects of the Fund's management. The standing committees of the Board of Trustees are described below.

          AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee generally the Fund's accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (b) to oversee generally the quality and objectivity of the Fund's financial statements and the independent audit thereof; and (c) to act as a liaison between the Fund's independent auditors and the full Board. The Audit Committee is composed entirely of Independent Fund Trustees; its members are John Cannon, Walter G. Ehlers, Cornelius T. Ryan (Chairman) and Peter P. Trapp. During the fiscal year ended 10/31/02, the Committee met one time.

          CODE OF ETHICS COMMITTEE. The Code of Ethics Committee oversees the administration of the Trust's Code of Ethics, which restricts the personal securities transactions of employees, officers, and trustees. Its members are John Cannon, Faith Colish, Robert A. Kavesh (Chairman) and Edward I. O'Brien. All members except for Mr. O'Brien are Independent Fund Trustees. During the fiscal year ended 10/31/02, the Committee did not hold an official meeting. The entire Board received required quarterly reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman and NB Management.

          CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for review and oversight of the Trust's principal contractual arrangements. The Committee is composed entirely of Independent Fund Trustees; its members are Faith Colish (Chairwoman), Barry Hirsch, Howard A. Mileaf, William E. Rulon and Tom D. Seip. During the fiscal year ended 10/31/02, the Committee held one meeting.

          EXECUTIVE COMMITTEE. The Executive Committee has all the powers of the Trustees when the Trustees are not in session. Its members are John Cannon, Faith Colish, Jack L. Rivkin, John P. Rosenthal, William E. Rulon, Cornelius T. Ryan and Peter E. Sundman (Chairman). All members except for Mr. Rivkin and Mr. Sundman are Independent Fund Trustees. During the fiscal year ended 10/31/02, the Committee did not hold any meetings.

          NOMINATING COMMITTEE. The Nominating Committee is responsible for nominating individuals to serve as trustees, including as Independent Fund Trustees, as members of committees, and as officers of the Trust. The Nominating Committee is composed entirely of Independent Fund Trustees; its members are C. Anne Harvey, Barry Hirsch, Howard A. Mileaf (Chairman), Cornelius T. Ryan and Tom D. Seip. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia
A. Brandon,  Secretary,  Neuberger  Berman Income Funds,  605 Third Avenue,  2nd
Floor, New York, NY, 10158-0180. During the fiscal year ended 10/31/02, the Committee met one time.

          PORTFOLIO TRANSACTIONS COMMITTEE. The Portfolio Transactions Committee from time to time reviews, among other things, quality of execution of portfolio trades, actual and potential uses of portfolio brokerage commissions, agency cross-transactions, information relating to the commissions charged by Neuberger

Berman to the Funds and to its other customers, and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability, reports prepared by third party consultants regarding the execution of the Fund's trades and the consideration given to alternative trading systems. The Committee is composed entirely of Independent Fund
Trustees; its members are Faith Colish, Walter G. Ehlers, C. Anne Harvey, Candace L. Straight (Chairwoman) and Peter P. Trapp. During the fiscal year ended 10/31/02, the Committee met three times.

          PRICING COMMITTEE. The Pricing Committee oversees the procedures for pricing the Fund's portfolio securities, and from time to time may be called upon to establish or ratify the fair value of portfolio securities for which market prices are not readily available. Its members are Robert A. Kavesh, Edward I. O'Brien, Jack L. Rivkin, John P. Rosenthal (Chairman), Tom D. Seip and Peter P. Trapp. All members except for Mr. Rivkin and Mr. O'Brien are Independent Fund Trustees. During the fiscal year ended 10/31/02, the Committee met one time.

          The Trust's Trust Instrument provides that the Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

          The following table sets forth information concerning the compensation of the trustees of the Trust. Neuberger Berman Income Funds does not have any retirement plan for its trustees.

                              TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 10/31/02
                         ------------------------------
                                                                            Total Compensation from Investment
                                              Aggregate Compensation         Companies in the Neuberger Berman
Name and Position with the Trust                  from the Trust               Fund Complex Paid to Trustees
---------------------------------                 --------------               -----------------------------
INDEPENDENT TRUSTEES

John Cannon                                          $18,648                              $77,500
Trustee

Faith Colish                                         $18,648                              $77,500
Trustee

Walter G. Ehlers                                     $18,648                              $77,500
Trustee

                                                         47

                                                                            Total Compensation from Investment
                                              Aggregate Compensation         Companies in the Neuberger Berman
Name and Position with the Trust                  from the Trust               Fund Complex Paid to Trustees
---------------------------------                 --------------               -----------------------------

C. Anne Harvey                                       $16,774                              $70,000
Trustee

Barry Hirsch                                         $18,648                              $77,500
Trustee

Robert A. Kavesh                                     $18,648                              $77,500
Trustee

Howard A. Mileaf                                     $18,648                              $77,500
Trustee

John P. Rosenthal                                    $17,058                              $70,000
Trustee

William E. Rulon                                     $18,648                              $77,500
Trustee

Cornelius T. Ryan                                    $18,648                              $77,500
Trustee

Tom Decker Seip                                      $18,648                              $77,500
Trustee

Candace L. Straight                                  $18,648                              $77,500
Trustee

Peter P. Trapp                                       $15,248                              $62,500
Trustee

TRUSTEES WHO ARE "INTERESTED PERSONS"

Michael M. Kassen*                                      $0                                  $0
Trustee

Edward I. O'Brien                                    $17,058                              $70,000
Trustee

Jack L. Rivkin                                          $0                                  $0
President and Trustee (effective 12/12/02)

Peter E. Sundman                                        $0                                  $0
Chairman of the Board, Chief Executive
Officer and Trustee

* Retired effective December 12, 2002.


         As of the date of this SAI the Fund has no operations, therefore the Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

Ownership of Securities
-----------------------

         Set forth below is the dollar range of securities owned by each Trustee as of December 31, 2002.

----------------------------------------------------------------------------------------------------------------
                                                    High
                                                    Income    Limited                Municipal
                         Cash        Government     Bond      Maturity   Municipal   Securities   Institutional
                         Reserves    Money Fund     Fund      Bond Fund  Money Fund  Trust        Cash Fund
----------------------------------------------------------------------------------------------------------------

John Cannon                  A             A           A          A          A            A             A
----------------------------------------------------------------------------------------------------------------
Faith Colish                 A             A           A          A          A            A             A
----------------------------------------------------------------------------------------------------------------
Walter G. Ehlers             A             A           A          A          A            A             A
----------------------------------------------------------------------------------------------------------------
C. Anne Harvey               A             A           A          A          A            A             A
----------------------------------------------------------------------------------------------------------------
Barry Hirsch                 A             A           A          A          A            A             A
----------------------------------------------------------------------------------------------------------------
Robert A. Kavesh             A             A           A          A          A            A             A
----------------------------------------------------------------------------------------------------------------
Howard A. Mileaf             C             A           A          A          A            A             A
----------------------------------------------------------------------------------------------------------------
John P. Rosenthal            A             A           A          A          A            A             A
----------------------------------------------------------------------------------------------------------------
William E. Rulon             A             A           A          A          A            A             A
----------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan            C             A           A          A          C            A             A
----------------------------------------------------------------------------------------------------------------
Tom Decker Seip              A             A           A          A          A            A             A
----------------------------------------------------------------------------------------------------------------
Candace L. Straight          B             E           A          C          A            D             A
----------------------------------------------------------------------------------------------------------------
Peter P. Trapp               A             A           A          A          A            A             A
----------------------------------------------------------------------------------------------------------------
Edward I. O'Brien            C             A           A          A          A            A             A
----------------------------------------------------------------------------------------------------------------
Jack L. Rivkin**             A             A           A          A          A            A             A
----------------------------------------------------------------------------------------------------------------
Peter E. Sundman             D             A           A          A          A            A             E
----------------------------------------------------------------------------------------------------------------

*  Omits the holdings of Michael Kassen, who resigned from the Board effective December 12, 2002.
** Became trustee December 12, 2002.


A = None B = $1-$10,000     C = $10,000 - $50,000     D = $50,000-$100,000
          E = over $100,000


          Since the Fund has not yet commenced operations, none of the Trustees of the Trust owns Fund shares as of the date of this SAI.

------------------------------------------------------------------------------------------------
NAME OF TRUSTEE                          AGGREGATE DOLLAR RANGE OF SECURITIES IN ALL REGISTERED
                                         INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF
                                         INVESTMENT COMPANIES
------------------------------------------------------------------------------------------------

Independent Trustees
------------------------------------------------------------------------------------------------
John Cannon                              None
------------------------------------------------------------------------------------------------
Faith Colish                             Over $100,000
------------------------------------------------------------------------------------------------
Walter G. Ehlers                         None
------------------------------------------------------------------------------------------------
C. Anne Harvey None
------------------------------------------------------------------------------------------------
Barry Hirsch                             None
------------------------------------------------------------------------------------------------
Robert A. Kavesh                         $1 - $10,000
------------------------------------------------------------------------------------------------
Howard A. Mileaf                         Over $100,000
------------------------------------------------------------------------------------------------
John P. Rosenthal                        Over $100,000
------------------------------------------------------------------------------------------------
William E. Rulon                         $10,001 - $50,000
------------------------------------------------------------------------------------------------
Cornelius T. Ryan                        $1 - $10,000
------------------------------------------------------------------------------------------------
Tom Decker Seip                          None
------------------------------------------------------------------------------------------------
Candace L. Straight                      Over $100,000
------------------------------------------------------------------------------------------------
Peter P. Trapp                           $10,001 - $50,000
------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
------------------------------------------------------------------------------------------------
Edward I. O'Brien                        Over $100,000
------------------------------------------------------------------------------------------------
Jack L. Rivkin                           None
------------------------------------------------------------------------------------------------
Peter E. Sundman                         Over $100,000
------------------------------------------------------------------------------------------------

* Omits the holdings of Michael Kassen, who resigned from the Board effective December 12, 2002.


INDEPENDENT TRUSTEES OWNERSHIP OF SECURITIES

          As of December 31, 2002, none of the Independent Trustee's (or his/her immediate family members') owned shares in securities of Neuberger Berman or in an entity controlling, controlled by or under common control with Neuberger Berman (not including registered investment companies).

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------

          NB Management serves as the investment manager to the Fund pursuant to a management agreement with the Trust, dated February 9, 2001 ("Management Agreement").

          The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Fund in its discretion and will continuously develop an investment program for the Fund's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Fund, although NB Management has no current plans to pay a material amount of such compensation.

          NB Management provides to the Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, Trustees, and employees of the Trust who are officers, directors, or employees of NB Management. Two directors of NB Management (who are also officers of Neuberger Berman), who also serve as officers of NB Management, presently serve as Trustees and/or officers of the Trust. See "Trustees and Officers." The Fund pays NB Management a management fee based on the Fund's average daily net assets, as described below.

          NB Management provides facilities, services, and personnel to the Fund pursuant to an administration agreement with the Trust dated February 9, 2001 ("Administration Agreement"). For such administrative services, the Institutional Class of the Fund pays NB Management a fee based on the Class's average daily net assets, as described below.

          Under the Administration Agreement for the Institutional Class of shares, NB Management also provides to the Class and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent or third party investment providers. NB Management provides the direct shareholder services specified in the Administration Agreement and assists the shareholder servicing agent or third party investment providers in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the third party provider solicits and gathers shareholder proxies, performs services connected with the qualification of the Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

          From time to time, NB Management or the Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

Management and Administration Fees
----------------------------------

          For investment management services, the Fund pays NB Management a fee at the annual rate of 0.60% of average daily net assets.

          NB Management provides administrative services to the Fund that include furnishing facilities and personnel for the Fund and performing accounting, recordkeeping, and other services. For such administrative services, the Institutional Class of the Fund pays NB Management at the annual rate of 0.15% of that Class's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With the Fund's consent NB Management may subcontract to third parties some of its responsibilities to the Fund under the Administration Agreement and may compensate broker-dealers, banks, third-party administrators and other institutions that provides such services.

Waivers and Reimbursements
--------------------------

          NB Management has contractually undertaken to reimburse the Institutional Class of the Fund so that the total operating expenses of the Institutional Class (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) are limited to 0.85% of average daily net assets. This undertaking lasts until December 31, 2013. The Institutional Class of the Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.85% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

          The Management Agreement continues until June 30, 2004. The Management Agreement is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees who are not "interested persons" of NB Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Trustees or by a 1940 Act majority vote of the outstanding interests in that Fund. The Administration Agreement continues with respect to the Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees who are Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

          The Management Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by NB Management or by the Trust. The Agreement terminates automatically if it is assigned.

Sub-Adviser
-----------

          NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to the Fund pursuant to a sub-advisory agreement dated February 9, 2001 ("Sub-Advisory Agreement").

          The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger

Berman also serves as sub-adviser for all of the other mutual funds managed by NB Management.

          The Sub-Advisory Agreement continues until June 30, 2004, and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Fund by the Trustees or a 1940 Act majority vote of the outstanding interests in the Fund, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Fund if it is assigned or if the Management Agreement terminates with respect to the Fund.

          Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

Board Consideration of the Management and Sub-Advisory Agreements
-----------------------------------------------------------------

          In approving the Management and Sub-Advisory Agreements, the Board evaluated whether they were in the best interests of the Fund and its shareholders. The Board primarily considered the nature and quality of the services to be provided under the Agreements and the overall fairness of the Agreements to the Fund.

          With respect to the nature and quality of the services provided, the Board considered its experience with Neuberger Berman Management and with certain individual members of the team that will manage the Fund. The Board also considered NB Management and Neuberger Berman's positive compliance history, as the firms have been free of significant compliance problems.

          With respect to the overall fairness of the Management and Sub-Advisory Agreements, the Board primarily considered the fee structure of the Agreements. The Board reviewed information from an independent data service about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in size, character and investment strategy to the Fund. The Board also considered the contractual limits on Fund expenses undertaken by NB Management. The Board concluded that the fees and other benefits likely to accrue to NB Management and its affiliates by virtue of their relationship to the Fund are reasonable in comparison with the benefits accruing to the Fund.

          These matters were also considered by the Independent Fund Trustees meeting separately from the full Board with experienced 1940 Act counsel that is independent of Neuberger Berman and NB Management.

Investment Companies Managed
----------------------------

          As of December 31, 2002, the investment companies managed by NB Management had aggregate net assets of approximately $17.1 billion. NB Management currently serves as investment manager of the following investment companies:

Name                                                                 Approximate
----                                                               Net Assets at
                                                               December 31, 2002
                                                               -----------------

Neuberger Berman Cash Reserves......................................$795,875,290
Neuberger Berman Government Money Fund............................$1,089,257,783
Neuberger Berman High Income Bond Fund..............................$179,717,069
Neuberger Berman Institutional Cash Fund .........................$2,893,715,985
Neuberger Berman Limited Maturity Bond Fund.........................$265,095,740
Neuberger Berman Municipal Money Fund...............................$506,685,007
Neuberger Berman Municipal Securities Trust..........................$38,160,431
Neuberger Berman Century Fund........................................$14,337,693
Neuberger Berman Fasciano Fund......................................$216,359,639
Neuberger Berman Focus Fund.......................................$1,160,208,119
Neuberger Berman Genesis Fund.....................................$4,062,278,080
Neuberger Berman Guardian Fund....................................$1,448,634,824
Neuberger Berman International Fund..................................$71,381,757
Neuberger Berman Manhattan Fund.....................................$296,754,211
Neuberger Berman Millennium Fund.....................................$57,917,819
Neuberger Berman Partners Fund....................................$1,380,023,394
Neuberger Berman Real Estate Fund....................................$20,779,206
Neuberger Berman Regency Fund........................................$29,649,520
Neuberger Berman Socially Responsive Fund............................$86,631,018
Neuberger Berman Advisers Management Trust........................$1,701,080,607
Neuberger Berman Intermediate Municipal Fund Inc....................$480,132,130
Neuberger Berman California Intermediate Municipal Fund Inc.........$157,711,818

Neuberger Berman New York Intermediate Municipal Fund Inc...........$128,790,679
Neuberger Berman Real Estate Income Fund Inc.........................$65,976,745

          The investment decisions concerning the Fund and the other registered investment companies managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Fund. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Fund to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by NB Management have varied from one another in the past and are likely to vary in the future.

          There may be occasions when the Fund and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Fund, in other cases it is believed that the Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Trustees that the desirability of the Fund's having its advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

          The Fund is subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Fund, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Codes of Ethics
---------------

          The Trust, NB Management and Neuberger Berman have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Fund managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the Fund they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to the Fund.

Management and Control of NB Management and Neuberger Berman
------------------------------------------------------------

          The directors and officers of NB Management, who are deemed "control persons," all of whom have offices at the same address as NB Management, are:
Jeffrey B. Lane, Director; Robert Matza, Director; Jack L. Rivkin, Director and Chairman; Peter E. Sundman, Director and President; Heidi S. Steiger, Director; Barbara R. Katersky, Senior Vice President; Robert Conti, Senior Vice President; Brian Gaffney, Senior Vice President; Matthew S. Stadler, Senior Vice President and Chief Financial Officer; Thomas E. Gengler Jr., Senior Vice President; and Joseph K. Herlihy, Treasurer.

          Mr. Sundman and Mr. Rivkin are Trustees and officers of the Trust. Mr. Gaffney and Mr. Conti are officers of the Trust.

          The officers and employees of Neuberger Berman, LLC, who are deemed "control persons," all of whom have offices at the same address as Neuberger Berman, LLC, are: Jeffrey B. Lane, President and Chief Executive Officer; Robert Matza, Executive Vice President and Chief Operating Officer; Jack L. Rivkin, Executive Vice President and Chief Investment Officer; Heidi S. Steiger, Executive Vice President; Peter E. Sundman, Executive Vice President; Kevin Handwerker, Senior Vice President, General Counsel and Secretary; Matthew S. Stadler, Senior Vice President and Chief Financial Officer; Joseph K. Herlihy, Senior Vice President and Treasurer; Robert Akeson, Senior Vice President; Steven April, Senior Vice President; Irene Ashkenazy, Senior Vice President; Lawrence J. Cohn, Senior Vice President; Joseph F. Collins III, Senior Vice President; Maxine L. Gerson, Senior Vice President; John D. De Stephano, Senior Vice President; Joseph G. Galli, Senior Vice President; Thomas E. Gengler Jr., Senior Vice President; Amy Gilfenbaum, Senior Vice President; Brian E. Hahn, Senior Vice President; George T. Hartigan, Senior Vice President; Barbara R. Katersky, Senior Vice President; Judith Ann Kenney, Senior Vice President; Diane
E. Lederman, Senior Vice President; Vincent Lupo, Jr., Senior Vice President; Shari Mason, Senior Vice President; Domenick Migliorato, Senior Vice President; Andrew Provencher, Senior Vice President; Jane S. Ringel, Senior Vice President; Steven S. Rogers, Senior Vice President; David Root, Senior Vice President; Frederic B. Soule, Senior Vice President; Robert H. Splan, Senior Vice President; Darren Susi, Senior Vice President; Richard J. Szelc, Senior Vice President; Thomas Tapen, Senior Vice President; Andrea Trachtenberg, Senior Vice President; Robert Traversa, Senior Vice President; and Marvin C. Schwartz, Managing Director.

          Neuberger Berman and NB Management are wholly owned subsidiaries of Neuberger Berman Inc., a publicly owned holding company owned primarily by the employees of Neuberger Berman, former principals and their affiliates. The inside Directors and officers of Neuberger Berman Inc. are: Jeffrey B. Lane, Director, Chief Executive Officer and President; Peter E. Sundman, Director and Executive Vice President; Heidi S. Steiger, Director and Executive Vice President; Robert Matza, Director, Chief Operating Officer and Executive Vice President; Marvin C. Schwartz, Director and Vice Chairman; Kevin Handwerker, Senior Vice President, General Counsel and Secretary; Matthew S. Stadler, Senior Vice President and Chief Financial Officer; Lawrence Zicklin, Vice Chairman and Director; Joseph K. Herlihy, Treasurer; Maxine L. Gerson, Assistant Secretary; and Ellen Metzger, Assistant Secretary.

                            DISTRIBUTION ARRANGEMENTS

          The Fund offers one class of shares, known as Institutional Class.

Distributor
-----------

          NB Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares. Institutional Class shares are offered on a no-load basis.

          In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's Institutional Class shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares.

          For the Fund's Institutional Class, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Fund, through use of its shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Fund's shareholders any investment products or services other than those managed or distributed by NB Management or Neuberger Berman.

          The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement with respect to each Class ("Distribution Agreements"). The Distribution Agreements continue until June 30, 2004. The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of the Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreements.

                         ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------

          The Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for the Institutional Class of the Fund is calculated by subtracting total liabilities of that class from total assets attributable to the class (the market value of the securities the Fund holds plus cash and other assets). The per share NAV is calculated by dividing its NAV by the number of shares outstanding attributable to that class and rounding the result to the nearest full cent. The Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

          The Fund values its equity portfolio securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges or quoted on the Nasdaq Stock Market, and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. The Fund values all other securities and assets, including restricted securities, by a method that the Trustees of the Trust believe accurately reflects fair value.

          The Fund values its fixed income securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the trustees of the Trust believe accurately reflects fair value. The Fund periodically verifies valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value. The Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

          If NB Management believes that the price of a security obtained under the Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Trustees of the Trust believe accurately reflects fair value.

                         ADDITIONAL EXCHANGE INFORMATION

         Each Fund that has an exchange privilege may terminate or modify its exchange privilege in the future.

         Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

         The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the New York Stock Exchange ("NYSE") is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for it to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

         As noted in the Prospectus, the Fund prices its shares as of the close of regular trading on the NYSE, which is normally 4 p.m. The NYSE may occasionally close early, e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard. On those days, the Fund will generally price its shares as of the earlier closing time.

Redemptions in Kind
-------------------

         The Fund reserves the right, to honor any request for redemption by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market price of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Trustees determined that it was in the best interests of Fund shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

         The Fund distributes to its Institutional Class shareholders substantially all of its net investment income (after deducting expenses attributable to the Class) and any net capital gains (both long-term and short-term) and net gains from foreign currency transactions earned or realized. The Fund's net investment income consists of all income accrued on portfolio assets less accrued expenses but does not include capital and foreign currency gains and losses. Net investment income and net gains and losses are reflected in the Fund's NAV until they are paid. The Fund calculates its net investment income and share price as of the close of regular trading on the NYSE on each Business Day (usually 4 p.m. Eastern time).

         Income dividends are declared and paid quarterly. Distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.

         The Fund's dividends and other distributions are automatically reinvested in additional shares of the relevant Class of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another Neuberger Berman Fund, designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.

         A cash election remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder for 180 days, however, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder notifies State Street or the Fund in writing to request that the cash election be reinstated.

         Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the relevant Class of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

Taxation of The Fund
--------------------

         To qualify for treatment as a RIC under the Code, the Fund - which is treated as a separate corporation for federal income tax purposes - must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain, and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

         By qualifying for treatment as a RIC, the Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders in a timely manner. If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

         The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for the Excise Tax.

         Dividends and interest the Fund receives, and gains it realizes, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate those taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

         The use by the Fund of hedging strategies, such as writing (selling) and purchasing options and entering into Forward Contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses it realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments the Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

         The Fund's exchange-traded futures contracts, "nonequity" options (i.e., certain listed options such as those on a "broad-based" securities index), and certain foreign currency contracts that are subject to section 1256 of the Code (collectively "Section 1256 contracts") are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of its taxable year. Sixty percent of any net gain or loss recognized as a result of these deemed sales, and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain it recognizes, without in either case increasing the cash available to it. Section 1256 contracts are also marked-to-market for purposes of the Excise Tax. The Fund may elect to exclude certain transactions from the operation of these rules, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (as noted above, taxable to its shareholders as ordinary income) and/or increasing the amount of dividends it must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

         Section 988 of the Code also may apply to Forward Contracts and options on foreign currencies. Under section 988 each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain, or loss.

         When a covered call option written (sold) by the Fund expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When the Fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by the Fund is exercised, the Fund is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price it received on the exercise plus the premium it received when it wrote the option is more or less than its basis in the underlying security.

         If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or Forward Contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or Forward Contract the Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

         The Fund may invest in bonds that are purchased with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with OID, a price less than the amount of the issue price plus accrued OID) ("market discount bonds"). If a bond's market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a market discount bond purchased by the Fund (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity, unless the Fund elects to accrue market discount on a constant interest basis. In lieu of treating the disposition gain as described above, the Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

         The Fund may acquire zero coupon or other securities issued with OID. The Fund may also acquire pay-in-kind securities, which pay interest through the issuance of additional securities. As a holder of those securities, the Fund must take into income the OID and other non-cash income that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because the Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or, if necessary, from the proceeds of sales of the Fund's securities. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

          Income that the Fund derives from a company principally engaged in the real estate industry that is classified for federal tax purposes as a partnership (and not as a corporation or REIT) ("RE Partnership") will be treated under the Code as qualifying income under the Income Requirement only to the extent that income is attributable to the RE Partnership's income that would be qualifying income if realized directly by the Fund in the same manner as realized by the RE Partnership. The Service also has issued numerous private letter rulings (which may not be relied on by taxpayers other than the addressees' thereof but nevertheless indicate the Service's view of federal tax matters) holding that a RIC that invests in a partnership should be treated as owning a proportionate share of the partnership's assets for purposes of the Diversification Requirement.

          The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued but may apply retroactively, the portion of a REIT's income attributable to its residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax and will be allocated to the REIT's shareholders in proportion to the dividends they receive. These regulations also are expected to provide that excess inclusion income of a RIC, such as the Fund, will be allocated to its shareholders in proportion to the dividends they receive, with the same consequences as if they held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders for a taxable year (1) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions) and (2) will constitute unrelated business taxable income ("UBTI") to certain tax-exempt entities (including qualified pension plans, IRAs, Code section 401(k) plans, Keogh plans, and public charities), thereby potentially requiring such an entity that otherwise might not be required to file a tax return for that year to file a tax return and pay tax on such income and causing a charitable remainder trust to lose its tax-exempt status for that year. In addition, if at any time during any taxable year a "disqualified organization" (including governmental units, tax-exempt entities, and certain cooperatives) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to the portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization multiplied by the highest federal income tax rate imposed on corporations. The Fund does not intend to invest in REITs that have a substantial portion of their assets in residual interests of REMICs.

Taxation of The Fund's Shareholders
-----------------------------------

         If shares of the Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. The Fund is required to withhold 30% (29% during 2004) of all dividends, capital gain distributions, and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions otherwise payable to such shareholders who otherwise are subject to backup withholding.

                             PORTFOLIO TRANSACTIONS

         Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Fund typically does not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

         In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), the Fund seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, NB Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. NB Management also may consider the brokerage and research services that broker-dealers provide to the Fund or NB Management. Under certain conditions, the Fund may pay higher brokerage commissions in return for brokerage and research services. In any case, the Fund may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.

          Neuberger Berman acts as principal broker for the Fund in the purchase and sale of its portfolio securities (other than certain securities traded on the OTC market). In effecting securities transactions, the Fund seeks to obtain the best price and execution of orders.

          As of the date of this SAI the Fund was new, had no operations and therefore had not paid any brokerage commissions to Neuberger Berman.

          The Fund may, from time to time, loan portfolio securities to Neuberger Berman and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by the Fund to Affiliated
Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by the Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Fund. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

          In effecting securities transactions, the Fund generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Fund plans to continue to use Neuberger Berman as its broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Fund's knowledge, no affiliate of the Fund receives give-ups or reciprocal business in connection with its securities transactions.

          The use of Neuberger Berman as a broker for the Fund is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman to retain such compensation, and Neuberger Berman has agreed to comply with the reporting requirements of Section 11(a).

          Under the 1940 Act, commissions paid by the Fund to Neuberger Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Fund's policy that the commissions paid to Neuberger Berman must be (1) at least as favorable as commissions contemporaneously charged by Neuberger Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman acts as a clearing broker for another brokerage firm and customers of Neuberger Berman considered by a majority of the Independent Fund Trustees not to be comparable to the Fund and (2) at least as favorable as those charged by other brokers having comparable execution capability in NB Management's judgment. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Fund unless an appropriate exemption is available.

          A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman to the Fund and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman effects brokerage transactions for the Fund must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

          To ensure that accounts of all investment clients, including the Fund, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

          Under policies adopted by the Board of Trustees, Neuberger Berman may enter into agency cross-trades on behalf of the Fund. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman would receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Fund cannot be an account over which Neuberger Berman exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman reviews information about each agency cross-trade that the Fund participates in.

          The Fund expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman. In selecting those brokers, NB Management considers the quality and reliability of brokerage services, including execution capability, speed of execution, overall performance, and financial responsibility, and may consider, among other factors, research and other investment information provided by, and sale of Fund shares effected through, those brokers as well as any expense offset arrangements offered by the brokers.

          In certain instances Neuberger Berman specifically allocates brokerage for research services (including research reports on issuers and industries as well as economic and financial data). Such research may sometimes be available for cash purchase. While the receipt of such services has not reduced Neuberger Berman's normal internal research activities, Neuberger Berman's expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Neuberger Berman is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Neuberger

Berman by or through broker dealers. Research obtained in return for brokerage may be used in servicing any or all clients of Neuberger Berman and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services, Neuberger Berman always considers its best execution obligation when deciding which broker to utilize.

          A committee comprised of officers of NB Management and employees of Neuberger Berman who are Fund managers of the Fund and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage;
(2) adjustments may be required because of periodic changes in the execution capabilities of or research or other services provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

         The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Fund by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Fund's benefit.

         No affiliate of the Fund receives  give-ups or  reciprocal  business in connection with its portfolio transactions. The Fund does not effect transactions with or through broker-dealers in accordance with any formula or for selling shares of the Fund. However, broker-dealers who execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Fund unless an appropriate exemption is available.

         Wayne Plewniak is the Senior Portfolio Manager and Daniella Lipper Coules and Robert S. Franklin are Portfolio Managers in the Neuberger Berman High Yield Fixed Income Group that manages the fixed income portion of the Fund. John Lovito manages the foreign bond portion of the Fund, Ted Giuliano manages the investment grade debt, and the Asset Allocation Committee is headed by Jack Rivkin. Each of these managers is a Vice President of NB Management and a Managing Director of Neuberger Berman, and are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investments of Neuberger Berman STRATEGIC INCOME Fund. Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of NB Management prior to taking such action.

         The Fund may, from time to time, loan portfolio securities to Neuberger Berman and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by the Fund to Affiliated
Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by the Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Fund. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

Portfolio Turnover
------------------

         The Fund calculates its portfolio turnover rates by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Fund during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Fund during the fiscal year.

                             REPORTS TO SHAREHOLDERS

         Shareholders of the Fund will receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund. The Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

         The Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has eight separate operating series. The Trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

         Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Income Funds."

         DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

         SHAREHOLDER MEETINGS. The Trustees of the Trust do not intend to hold annual meetings of shareholders of the Fund. The Trustees will call special meetings of shareholders of a Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund or Class entitled to vote.

         CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, solely by reason of being a shareholder.

         OTHER. Because Institutional Class shares can be bought, owned and sold only through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with NB Management to perform services. Depending on the policies of the Institution involved, an investor may be able to transfer an account from one Institution to another.

                          CUSTODIAN AND TRANSFER AGENT

         The Fund has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as the Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of the Fund shares and the payment of dividends and other distributions through its Boston Service Center. [All Institutional Class correspondence should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.]

         INDEPENDENT AUDITORS

         The  Fund  has  selected  __________________________________,   as  the
independent auditors who will audit its financial statements.

                                  LEGAL COUNSEL

         The Fund has selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as its legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of the date of this Statement of Additional Information, the Fund was new, had no operations, and therefore had no beneficial and record owners of more than five percent of the Fund.

                             REGISTRATION STATEMENT

         This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Fund.

         Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

         As of the date of this Statement of Additional Information, the Fund was new, had no operations, and therefore had no financial statements.

                                                                     Appendix A

                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER


         S&P corporate bond ratings:
         --------------------------

         AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

         BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CI - The rating CI is reserved for income bonds on which no interest is being paid.

         D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

         Moody's corporate bond ratings:
         ------------------------------

         Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

         Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

         A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

         S&P commercial paper ratings:

         A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

         Moody's commercial paper ratings:
         --------------------------------

         Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

    -    Leading market positions in well-established industries.

    -    High rates of return on funds employed.

    - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                          NEUBERGER BERMAN INCOME FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 39 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS

          Exhibit   Description
          Number    -----------
          -------

          (a)       (1)             Certificate   of  Trust.   Incorporated   by
                                    Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File
                                    Nos.  2-85229 and 811-3802  (Filed  February
                                    23, 1996).

                    (2) Restated Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 26 to Registrant's Registration statement, File Nos. 2-85229 and 811-3802 (Filed
                                    December 29, 1998).

                    (3) Trust Instrument of Neuberger Berman Income Funds. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

                    (4)             Schedule  A - Current  Series  of  Neuberger
                                    Berman   Income   Funds.   To  be  filed  by
                                    Amendment.

          (b) By-Laws of Neuberger Berman Income Funds. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802. (Filed February 23, 1996).

          (c)       (1)             Trust  Instrument of Neuberger Berman Income
                                    Funds,  Articles IV, V, and VI. Incorporated
                                    by Reference to Post-Effective Amendment No.
                                    21 to Registrant's  Registration  Statement,
                                    File  Nos.   2-85229  and  811-3802   (Filed
                                    February 23, 1996).

                    (2) By-Laws of Neuberger Berman Income Funds, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

          Exhibit   Description
          Number    -----------
          -------

          (d)       (1)   (i)       Management  Agreement  Between  Income Funds
                                    and   Neuberger   Berman   Management   Inc.
                                    Incorporated  by Reference to Post Effective
                                    Amendment    No.    34    to    Registrant's
                                    Registration Statement, File Nos. 2-85229 and 811-3802 (Filed January 29, 2002).

                          (ii)      Schedule   A  -  Series  of   Income   Funds
                                    Currently    Subject   to   the   Management
                                    Agreement. To be filed by Amendment.

                          (iii) Schedule B - Schedule of Compensation under the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed August 7,
                                    2002).

                    (2)   (i)       Sub-Advisory   Agreement  Between  Neuberger
                                    Berman Management Inc. and Neuberger Berman,
                                    L.P   with   respect   to   Income    Funds.
                                    Incorporated  by Reference to Post Effective
                                    Amendment    No.    34    to    Registrant's
                                    Registration Statement, File Nos. 2-85229 and 811-3802 (Filed January 29, 2002).

                          (ii)      Schedule   A  -  Series  of   Income   Funds
                                    Currently   Subject   to  the   Sub-Advisory
                                    Agreement. To be filed by Amendment.

          (e)       (1)   (i)       Distribution   Agreement  between  Neuberger
                                    Berman  Income  Funds and  Neuberger  Berman
                                    Management     Inc.    with    Respect    to
                                    Institutional Class Shares.  Incorporated by
                                    Reference  to  the  Distribution   Agreement
                                    Between  Neuberger  Berman  Equity Funds and
                                    Neuberger   Berman   Management   Inc.  with
                                    Respect to Institutional  Class Shares filed
                                    in the Registration  Statement for Neuberger
                                    Berman  Equity  Funds on Form N-14 File Nos.
                                    333-50908  and  811-582   (Filed  August  2,
                                    2001).   (Identical  to  agreement  for  the
                                    Registrant except as to parties and dates of execution)

                          (ii) Schedule A - Series of Neuberger Berman Income Funds Currently Subject to the Institutional Class Distribution Agreement. To be filed by Amendment.

          (f)       Bonus, Profit Sharing Contracts. None.

          (g)       (1)             Custodian  Contract Between Neuberger Berman
                                    Income Funds and State Street Bank and Trust
                                    Company.   Incorporated   by   Reference  to
                                    Post-Effective    Amendment    No.   21   to
                                    Registrant's  Registration  Statement,  File
                                    Nos.  2-85229 and 811-3802  (Filed  February
                                    23, 1996).

                    (2) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to
                                    Post-Effective    Amendment    No.   23   to
                                    Registrant's  Registration  Statement,  File
                                    Nos. 2-85229 and 811-3802 (Filed January 31,
                                    1997).

          Exhibit   Description
          Number    -----------
          -------

          (h)       (1)   (i)       Transfer   Agency  and   Service   Agreement
                                    Between  Neuberger  Berman  Income Funds and
                                    State   Street   Bank  and  Trust   Company.
                                    Incorporated by Reference to  Post-Effective
                                    Amendment    No.    21    to    Registrant's
                                    Registration Statement, File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

                          (ii) First Amendment to Transfer Agency and Service Agreement between Neuberger Berman Income Funds and State Street Bank and Trust Company. Incorporated by Reference to
                                    Post-Effective    Amendment    No.   21   to
                                    Registrant's  Registration  Statement,  File
                                    Nos.  2-85229 and 811-3802  (Filed  February
                                    23, 1996).

                          (iii) Schedule of Compensation under the Transfer Agency and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed
                                    January 31, 1997).

                    (2)   (i)       Administration  Agreement  Between Neuberger
                                    Berman  Income  Funds and  Neuberger  Berman
                                    Management     Inc.    with    Respect    to
                                    Institutional  Class Shares. Incorporated by
                                    Reference  to  the  Administration Agreement
                                    Between  Neuberger  Berman  Equity Funds and
                                    Neuberger   Berman   Management   Inc.  with
                                    Respect to Institutional  Class Shares filed
                                    in the Registration  Statement for Neuberger
                                    Berman  Equity  Funds on Form N-14 File Nos.
                                    333-50908  and  811-582   (Filed  August  2,
                                    2001).   (Identical  to  agreement  for  the
                                    Registrant except as to parties and dates of execution)

                          (ii) Schedule A - Series of Neuberger Berman Income Funds Currently Subject to the Institutional Class Administration
                                    Agreement. To be filed by Amendment.

                          (iii)     Schedule B - Schedule of Compensation  Under
                                    the   Institutional   Class   Administration
                                    Agreement. To be filed by Amendment.

          (i) Opinion and Consent of Kirkpatrick & Lockhart with Respect to Securities Matters of the Registrant. To be filed by Amendment.

          (j)       Consent of Independent Auditors. None.

          (k)       Financial Statements Omitted from Prospectus. None.

          (l)       Letter of Investment Intent. None.

          (m)       Plan Pursuant to Rule 12b-1. None.

          (n) Plan Pursuant to Rule 18f-3. Incorporated by Reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed February 8,
                    2001).

          Exhibit   Description
          Number    -----------
          -------

          (o) Power of Attorney. Incorporated by Reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802 (Filed February 28, 2003).

          (p) Code of Ethics for Registrant, its Investment Advisers and Principal Underwriters. Incorporated by Reference to Post-Effective Amendment No. 92 to Neuberger Berman Equity Funds Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 13, 2000).


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     No person is controlled by or under common control with the Registrant.


ITEM 25.  INDEMNIFICATION.

     A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

     Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

     Section 9 of the Management Agreement between Neuberger and Berman Management Inc. ("NB Management") and the Registrant provides that neither NB Management nor any director, officer or employee of NB Management performing services for any series of the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed
(i) to protect NB Management against any liability to the Registrant or any series thereof or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the

Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant.

     Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, L.P. ("Neuberger Berman") with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to liability for any act or omission or any loss suffered by any series or its interest holders in connection with the matters to which the Agreement relates.

     Section 12 of the Administration Agreement between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant's series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 13 of the Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 14 of the Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

     Section 11 of the Distribution Agreement between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB
Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF ADVISER AND SUB-ADVISER.

There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each executive officer of Neuberger Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.


NAME                               BUSINESS AND OTHER CONNECTIONS
----                               ------------------------------

Claudia Brandon                    Secretary, Neuberger Berman Advisers
Vice President, Neuberger          Management Trust; Secretary, Neuberger Berman
Berman since 2002; Employee,       Equity Funds; Secretary, Neuberger Berman
Neuberger Berman since 1999;       Income Funds; Secretary, Neuberger Berman
Vice President/Mutual Fund         Real Estate Income Fund Inc.; Secretary,
Board Relations, NB Management     Neuberger Berman Intermediate Municipal Fund
since May 2000; Vice President,    Inc.; Secretary, Neuberger Berman New York
NB Management from 1986-1999.      Intermediate Municipal Fund Inc.; Secretary,
                                   Neuberger Berman California Intermediate
                                   Municipal Fund Inc.

Thomas J. Brophy                   None.
Managing Director, Neuberger
Berman; Vice President, NB
Management since March 2000.

Steven R. Brown                    Portfolio Manager, Neuberger Berman Real
Managing Director, Neuberger       Estate Income Fund, Inc.
Berman; Vice President, NB
Management since 2002.

Lori Canell                        None.
Managing Director, Neuberger
Berman; Vice President, NB
Management.

Valerie Chang                      None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Brooke A. Cobb                     None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Robert Conti                       Vice President, Neuberger Berman Income
Vice President, Neuberger          Funds; Vice President, Neuberger Berman
Berman; Senior Vice President,     Equity Funds; Vice President, Neuberger
NB Management since November       Berman Advisers Management Trust; Vice
2000; Treasurer, NB Management     President, Neuberger Berman Real Estate
until May 2000.                    Income Fund Inc.; Vice President, Neuberger
                                   Berman Intermediate Municipal Fund Inc.; Vice
                                   President Neuberger Berman New York
                                   Intermediate Municipal Fund Inc.; Vice
                                   President, Neuberger Berman California
                                   Intermediate Municipal Fund Inc.

Robert W. D'Alelio                 None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

NAME                               BUSINESS AND OTHER CONNECTIONS
----                               ------------------------------

Ingrid Dyott                       None.
Vice President, Neuberger
Berman; Vice President,
NB Management.

Michael F. Fasciano                President, Fasciano Company Inc. until March
Managing Director, Neuberger       2001; Portfolio Manager, Fasciano Fund Inc.
Berman since March 2001; Vice      until March 2001.
President, NB Management since
March 2001.

Robert S. Franklin                 None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Brian P. Gaffney                   Vice President, Neuberger Berman Income
Managing Director, Neuberger       Funds; Vice President, Neuberger Berman
Berman since 1999, Senior Vice     Equity Funds; Vice President, Neuberger
President, NB Management since     Berman Advisers Management Trust; Vice
November 2000; Vice President,     President, Neuberger Berman Real Estate
NB Management from April 1997      Income Fund Inc.; Vice President, Neuberger
through November 1999.             Berman Intermediate Municipal Fund Inc.; Vice
                                   President Neuberger Berman New York
                                   Intermediate Municipal Fund Inc.; Vice
                                   President, Neuberger Berman California
                                   Intermediate Municipal Fund Inc.

Robert I. Gendelman                None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Thomas E. Gengler, Jr.             None.
Senior Vice President,
Neuberger Berman since February
2001, prior thereto, Vice
President, Neuberger Berman
since 1999; Senior Vice
President, NB Management since
March 2001 prior thereto, Vice
President, NB Management.

Theodore P. Giuliano               None.
Vice President (and Director
until February 2001),
NB Management; Managing
Director, Neuberger Berman.

Kevin Handwerker                   Senior Vice President, General Counsel and
Senior Vice President, General     Secretary, Neuberger Berman Inc.
Counsel and Secretary,
Neuberger Berman.

Joseph K. Herlihy                  Treasurer, Neuberger Berman Inc.
Senior Vice President,
Treasurer, Neuberger Berman;
Treasurer, NB Management.

Barbara R. Katersky                None.
Senior Vice President,
Neuberger Berman; Senior Vice
President, NB Management.

NAME                               BUSINESS AND OTHER CONNECTIONS
----                               ------------------------------

Robert B. Ladd                     None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Kelly M. Landron                   None.
Vice President, NB Management
Inc. since March 2000.

Jeffrey B. Lane                    Director, Chief Executive Officer and
Chief Executive Officer and        President, Neuberger Berman Inc.; Director,
President, Neuberger Berman;       Neuberger Berman Trust Company from June 1999
Director, NB Management since      until November 2000.
February 2001.

Michael F. Malouf                  None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Robert Matza                       Executive Vice President, Chief Operating
Executive Vice President and       Officer and Director, Neuberger Berman Inc.
Chief Operating Officer,           since January 2001, prior thereto, Executive
Neuberger Berman since January     Vice President, Chief Administrative Officer
2001, prior thereto, Executive     and Director, Neuberger Berman Inc.
Vice President and Chief
Administrative Officer,
Neuberger Berman; Director, NB
Management since April 2000.

Ellen Metzger                      Assistant Secretary, Neuberger Berman Inc.
Vice President, Neuberger          since 2000.
Berman; Secretary,
NB Management.

Arthur Moretti                     Managing Director, Eagle Capital from January
Managing Director, Neuberger       1999 until June 2001.
Berman since June 2001; Vice
President, NB Management since
June 2001.

S. Basu Mullick                    None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Janet W. Prindle                   Director, Neuberger Berman National Trust
Managing Director, Neuberger       Company since January 2001; Director
Berman; Vice President,            Neuberger Berman Trust Company of Delaware
NB Management. since April 2001.

Kevin L. Risen                     None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

NAME                               BUSINESS AND OTHER CONNECTIONS
----                               ------------------------------

Jack L. Rivkin                     Executive Vice President, Neuberger Berman
Executive Vice President,          Inc.; President and Director of Neuberger
Neuberger Berman.                  Berman Real Estate Income Fund Inc; President
                                   and Director of Neuberger Berman Intermediate
                                   Municipal Fund Inc.; President and Director of Neuberger Berman New York Intermediate
                                   Municipal Fund Inc.; President and Director of Neuberger Berman California Intermediate
                                   Municipal Fund Inc.; President and Trustee of
                                   Neuberger Berman Advisers Management Trust;
                                   President and Trustee of Neuberger Berman
                                   Equity Funds; President and Trustee,
                                   Neuberger Berman Income Funds.

Benjamin E. Segal                  None.
Managing Director, Neuberger
Berman since November 2000,
prior thereto, Vice President,
Neuberger Berman; Vice
President, NB Management.

Jennifer Silver                    None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Kent C. Simons                     None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Matthew S. Stadler                 Senior Vice President and Chief Financial
Senior Vice President and Chief    Officer, Neuberger Berman Inc. since August
Financial Officer, Neuberger       2000; Senior Vice President and Chief
Berman since August 2000, prior    Financial Officer, National Discount Brokers
thereto, Controller, Neuberger     Group from May 1999 until October 1999.
Berman from November 1999 to
August 2000; Senior Vice President
and Chief Financial Officer, NB
Management since August 2000.

Heidi S. Steiger                   Executive Vice President and Director,
Executive Vice President,          Neuberger Berman Inc.; Chair and Director,
Neuberger Berman; Director, NB     Neuberger Berman National Trust Company since
Management since February 2001.    January 2001; Director, Neuberger Berman
                                   Trust Company of Delaware since February 2000
                                   (and Chair until January 2001); Director,
                                   Neuberger Berman Trust Company until
                                   September 2001 (and Chair from September 1999 until January 2001).

NAME                               BUSINESS AND OTHER CONNECTIONS
----                               ------------------------------

Peter E. Sundman                   Executive Vice President and Director,
President and Director,            Neuberger Berman Inc.; Chairman of the Board,
NB Management; Executive Vice      Chief Executive Officer and Trustee,
President, Neuberger Berman.       Neuberger Berman Income Funds; Chairman of
                                   the Board, Chief Executive Officer and
                                   Trustee, Neuberger Berman Advisers Management
                                   Trust; Chairman of the Board, Chief Executive
                                   Officer and Trustee Neuberger Berman Equity
                                   Funds; Chairman of the Board, Chief Executive
                                   Officer and Director, Neuberger Berman Real
                                   Estate Income Fund Inc.; Chairman of the
                                   Board, Chief Executive Officer and Director,
                                   Neuberger Berman Intermediate Municipal Fund
                                   Inc.; Chairman of the Board, Chief Executive
                                   Officer and Director, Neuberger Berman New
                                   York Intermediate Municipal Fund Inc.;
                                   Chairman of the Board, Chief Executive
                                   Officer and Director, Neuberger Berman
                                   California Intermediate Municipal Fund Inc.

Judith M. Vale                     None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Catherine Waterworth               None.
Vice President, Neuberger
Berman; Vice President,
NB Management.

Allan R. White, III                None.
Managing Director, Neuberger
Berman; Vice President, NB
Management.


     The principal address of NB Management, Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.


ITEM 27.  PRINCIPAL UNDERWRITERS.

     (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

          Neuberger Berman Advisers Management Trust
          Neuberger Berman Equity Funds

     (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                       POSITIONS AND OFFICES             POSITIONS AND OFFICES
NAME                   WITH UNDERWRITER                  WITH REGISTRANT
----                   ----------------                  ---------------
Claudia Brandon        Vice President/Mutual Fund Board  Secretary
                       Relations
Thomas J. Brophy       Vice President                    None
Steven R. Brown        Vice President                    None
Lori Canell            Vice President                    None
Valerie Chang          Vice President                    None
Brooke A. Cobb         Vice President                    None
Robert Conti           Senior Vice President             Vice President
Robert W. D'Alelio     Vice President                    None
Ingrid Dyott           Vice President                    None
Michael F. Fasciano    Vice President                    None
Robert S. Franklin     Vice President                    None
Brian P. Gaffney       Senior Vice President             Vice President
Robert I. Gendelman    Vice President                    None
Thomas E. Gengler,     Senior Vice President             None
Jr.
Theodore P. Giuliano   Vice President                    None
Joseph K. Herlihy      Treasurer                         None
Barbara R. Katersky    Senior Vice President             None
Robert B. Ladd         Vice President                    None
Kelly M. Landron       Vice President                    None
Jeffrey B. Lane        Director                          None
Michael F. Malouf      Vice President                    None
Robert Matza           Director                          None
Ellen Metzger          Secretary                         None
Arthur Moretti         Vice President                    None
S. Basu Mullick        Vice President                    None
Janet W. Prindle       Vice President                    None
Jack L. Rivkin         Executive Vice President          President and
                                                         Director
Kevin L. Risen         Vice President                    None
Benjamin E. Segal      Vice President                    None
Jennifer K. Silver     Vice President                    None
Kent C. Simons         Vice President                    None
Matthew S. Stadler     Senior Vice President and Chief   None
                       Financial Officer
Heidi S. Steiger       Director                          None
Peter E. Sundman       President and Director            Trustee and Chairman
                                                         of the Board

                       POSITIONS AND OFFICES             POSITIONS AND OFFICES
NAME                   WITH UNDERWRITER                  WITH REGISTRANT
----                   ----------------                  ---------------

Judith M. Vale         Vice President                    None
Catherine Waterworth   Vice President                    None
Allan R. White, III    Vice President                    None


     (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.


ITEM 29.  MANAGEMENT SERVICES.

     Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.


ITEM 30.  UNDERTAKINGS.

     None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER BERMAN INCOME FUNDS has duly caused this Post-Effective Amendment No. 39 to its Registration
Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 18th day of March, 2003.

                          NEUBERGER BERMAN INCOME FUNDS


                             By: /s/ Jack L. Rivkin
                                 ------------------
                                     Jack L. Rivkin
                                     President

      Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 39 has been signed below by the following persons in the capacities and on the date indicated.

Signature                                Title                        Date
---------                                -----                        ----



/s/ Peter E. Sundman*             Chairman of the Board,          March 18, 2003
---------------------------         Chief Executive Officer
Peter E. Sundman                    and Trustee



/s/ Jack L. Rivkin*               President and Trustee           March 18, 2003
---------------------------
Jack L. Rivkin



/s/ Barbara Muinos                Treasurer (Principal            March 18, 2003
---------------------------         Financial and Accounting
Barbara Muinos                      Officer)


                       (signatures continued on next page)

Signature                                Title                        Date
---------                                -----                        ----



/s/ John Cannon*                        Trustee                   March 18, 2003
---------------------------
John Cannon



/s/ Faith Colish*                       Trustee                   March 18, 2003
---------------------------
Faith Colish



/s/ Walter G. Ehlers*                   Trustee                   March 18, 2003
---------------------------
Walter G. Ehlers



/s/ C. Anne Harvey*                     Trustee                   March 18, 2003
---------------------------
C. Anne Harvey



/s/ Barry Hirsch*                       Trustee                   March 18, 2003
---------------------------
Barry Hirsch



/s/ Robert A. Kavesh*                   Trustee                   March 18, 2003
---------------------------
Robert A. Kavesh



/s/ Howard A. Mileaf*                   Trustee                   March 18, 2003
---------------------------
Howard A. Mileaf



/s/ Edward I. O'Brien*                  Trustee                   March 18, 2003
---------------------------
Edward I. O'Brien

Signature                                Title                        Date
---------                                -----                        ----



/s/  John P. Rosenthal*                  Trustee                  March 18, 2003
---------------------------
John P. Rosenthal



/s/ William E. Rulon*                    Trustee                  March 18, 2003
---------------------------
William E. Rulon



/s/ Cornelius T. Ryan*                   Trustee                  March 18, 2003
---------------------------
Cornelius T. Ryan



/s/ Tom Decker Seip*                     Trustee                  March 18, 2003
---------------------------
Tom Decker Seip



/s/ Candace L. Straight*                 Trustee                  March 18, 2003
---------------------------
Candace L. Straight



/s/ Peter P. Trapp*                      Trustee                  March 18, 2003
---------------------------
Peter P. Trapp



*signed pursuant to Power of Attorney by Arthur C. Delibert on March 18, 2003.